                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8194

                            FINANCIAL INVESTORS TRUST
                            -------------------------
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Traci A. Thelen, Secretary
                            Financial Investors Trust
                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                           --------------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                    Date of reporting period: April 30, 2003
                                              --------------

Item 1.   REPORTS TO SHAREHOLDERS

INDEPENDENT AUDITOR'S REPORT

[DELOITTE & TOUCHE LLP LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST

     We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of Financial Investors Trust (the "Trust"), including the statements of investments, as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of Financial Investors Trust as of April 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
June 2, 2003

                                  [DELOITTE TOUCHE TOHMATSU INTERNATIONAL LOGO]

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND
APRIL 30, 2003

FACE VALUE                                                                                  VALUE*
----------                                                                               -----------
                        U.S. TREASURY OBLIGATIONS 49.68%

                          U.S. Treasury Bills:
$ 5,000,000               1.17%, 5/8/03                                                  $ 4,998,950
 10,000,000               1.12%, 5/8/03                                                    9,997,832
  5,000,000               1.14%, 7/31/03                                                   4,985,631

                          U.S. Treasury Notes:
 11,000,000               5.25%, 8/15/03                                                  11,111,045
  5,000,000               2.75%, 10/31/03                                                  5,033,328
  4,000,000               3.63%, 3/31/04                                                   4,085,792
                                                                                         -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $40,212,578)                                                                      40,212,578
                                                                                         -----------

                        REPURCHASE AGREEMENTS COLLATERALIZED
                        BY U.S. GOVERNMENT OBLIGATIONS 50.26%                                            COLLATERAL VALUE
-------------------------------------------------------------------------------------------------------------------------
                        Agreement with Bear Stearns Companies, Inc., 1.27%,
                        dated 4/30/03 and maturing 5/1/03, collateralized by U.S.
                        Treasury Strip, due 11/15/09 with a repurchase amount
                        of $3,500,123                                                      3,500,000     $      3,575,568

                        Agreement with Credit Suisse First Boston and
                        J.P. Morgan Chase & Co. (Tri-party), 1.18%, dated 4/30/03
                        and maturing 5/1/03, collateralized by U.S. Treasury Notes,
                        1.63-4.38% due 8/31/04-11/15/12 with a repurchase
                        amount of $3,174,104                                               3,174,000            3,176,569

                        Agreement with Deutsche Bank and Bank of New York
                        (Tri-party), 1.28%, dated 4/30/03 and maturing 5/1/03,
                        collateralized by U.S.Treasury Note, 5.88% due
                        11/15/04 with a repurchase amount of $17,000,604                  17,000,000           17,340,599

                        Agreement with UBS Warburg, LLC and J.P. Morgan
                        Chase & Co. (Tri-party), 1.28%, dated 4/30/03 and
                        maturing 5/1/03, collateralized by U.S. Treasury Note,
                        1.88% due 9/30/04 with a repurchase amount of
                        $17,000,604                                                       17,000,000           17,340,455
                                                                                          -------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $40,674,000)                                                                      40,674,000           41,433,191
                                                                                          -------------------------------

                                                                       VALUE*
                                                                    ------------
TOTAL INVESTMENTS
  (Cost $80,886,578)                                     99.94%     $ 80,886,578

Other Assets in Excess of Liabilities                     0.06%           48,384
                                                        ------------------------
NET ASSETS                                              100.00%     $ 80,934,962
                                                        ========================

*See Note 1 to financial statements.

INCOME TAX INFORMATION:
Total cost for federal income tax purposes: $80,886,578

STATEMENT OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND
APRIL 30, 2003

FACE VALUE                                                                                  VALUE*
-----------                                                                             --------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS 46.39%

                       Federal Home Loan Bank
$ 7,170,000                2.50%, 11/14/03                                              $    7,194,788

                       Federal Home Loan Mortgage Corp., Discount Notes
 12,250,000                1.30%, 5/22/03                                                   12,240,658
 10,000,000                1.24%, 6/30/03                                                    9,979,259
 23,000,000                1.74%, 8/14/03                                                   22,882,364
  4,000,000                1.08%, 9/11/03                                                    3,984,016
  3,500,000                1.75%, 10/9/03                                                    3,472,462
  8,000,000                1.08%, 12/5/03                                                    7,947,839
  5,000,000                1.26%, 12/29/03                                                   4,957,562
  4,000,000                1.25%, 2/26/04                                                    3,958,153

                       Federal National Mortgage Association, Discount Notes
 25,000,000                1.24%, 5/7/03                                                    24,994,819
 25,000,000                1.25%, 7/2/03                                                    24,945,984
 15,000,000                1.23%, 8/8/03                                                    14,949,162
  5,000,000                1.24%, 9/8/03                                                     4,977,659
 15,000,000                1.15%, 10/1/03                                                   14,926,618
 10,000,000                1.16%, 10/1/03                                                    9,950,662
  8,640,000                1.49%, 10/17/03                                                   8,579,341
 10,000,000                1.28%, 12/23/03                                                   9,915,948
                                                                                        --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $189,857,294)                                                                      189,857,294
                                                                                        --------------

                                                                                                VALUE*          COLLATERAL VALUE
                                                                                            --------------      ----------------
       REPURCHASE AGREEMENTS COLLATERALIZED
       BY U.S. GOVERNMENT OBLIGATIONS 53.70%

       Agreement with ABN AMRO Bank and Bank of New York
       (Tri-party), 1.34%, dated 4/30/03 and maturing 5/1/03,
       collateralized by Federal Farm Credit Bank Bond, 6.60%
       due 7/7/06, Federal Home Loan Bank Bonds, 2.25-6.38%,
       due 11/14/03-8/15/22, Federal Home Loan Mortgage Corp.
       Notes, 1.88-6.38%, due 11/15/03-4/15/06, Federal Home
       Loan Mortgage Corp. Gold Pools #B90283, C00933,
       7.50-9.00%, due 11/1/27-3/1/30, Federal National
       Mortgage Association Notes, 3.00-7.40%, due
       7/1/04-9/25/12, and Federal National Mortgage
       Association Conventional Loan Pools #375618, 573282,
       653633, 655589, 669052, 6.00-7.50%, due
       12/1/07-10/1/32 with a repurchase amount of $100,003,722                             $  100,000,000      $    102,000,936

       Agreement with Credit Suisse First Boston and J.P. Morgan Chase
       & Co. (Tri-party), 1.21%, dated 4/30/03 and maturing 5/1/03, collateralized by Federal Home Loan Bank Bond, 4.50% due
       11/15/12, and Federal Home Loan Mortgage Corp. Bond, 5.95%,
       due 1/19/06 with a repurchase amount of $4,806,162                                        4,806,000             4,905,772

       Agreement with Deutsche Bank and Bank of New York
       (Tri-party), 1.34%, dated 4/30/03 and maturing 5/1/03,
       collateralized by Federal Home Loan Mortgage Corp.
       Gold Pools #C65222, C90611, E8156, 6.50-7.00%, due
       8/1/16-3/1/32, Federal National Mortgage Association
       Conventional Loan Pool #535933, 6.50%, due 5/1/31,
       Government National Mortgage Association Real Estate
       Mortgage Investment Trust CMO, 6.72%**, due 5/20/03,
       and Government National Mortgage Association U.S.
       Department of Veteran Affairs CMOs, 6.75-7.25%, due
       2/15/23-6/15/23 with a repurchase amount of $15,000,558                                  15,000,000            15,300,000

       Agreement with UBS Warburg, LLC and J.P. Morgan Chase & Co.
       (Tri-party), 1.33%, dated 4/30/03 and maturing 5/1/03,
       collateralized by Federal Home Loan Bank Bonds, 2.25-5.80%
       due 5/15/06-9/2/08 with a repurchase amount of $100,003,694                             100,000,000           102,002,180
                                                                                            ------------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $219,806,000)                                                                          219,806,000           224,208,888
                                                                                            ------------------------------------

                                                                        VALUE*
                                                                    -------------
TOTAL INVESTMENTS
  (Cost $409,663,294)                                   100.09%     $ 409,663,294

Liabilities in Excess of Other Assets                    -0.09%          (352,451)
                                                        -------------------------
NET ASSETS                                              100.00%     $ 409,310,843
                                                        =========================

* See Note 1 to financial statements.

** Floating rate security - rate disclosed as of April 30, 2003. Maturity date represents the next interest rate reset date.

CMO - Collateralized Mortgage Obligation

Income Tax Information:
Total cost for federal income tax purposes: $409,663,294

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND
APRIL 30, 2003

FACE VALUE                                                                                           VALUE*
----------                                                                                      --------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS 14.77%

                      Federal Home Loan Mortgage Corp., Discount Notes
$ 7,600,000               1.30%, 5/22/03                                                        $    7,594,204
    420,000               1.87%, 6/19/03                                                               418,919

                      Federal National Mortgage Association, Discount Notes
  5,000,000               1.15%, 10/1/03                                                             4,975,540
  9,200,000               1.49%, 10/17/03                                                            9,135,409
                                                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $22,124,072)                                                                                22,124,072
                                                                                                --------------

DUE DATE                      DISCOUNT RATE OR COUPON RATE                  PRINCIPAL AMOUNT
--------                      ----------------------------                  ----------------
                              BANK NOTES 2.00%

Wells Fargo Bank
5/27/03                       1.26%**                                       $      3,000,000         2,999,914
                                                                                                --------------

TOTAL BANK NOTES                                                                                     2,999,914
(Cost $2,999,914)                                                                               --------------

                              CERTIFICATES OF DEPOSIT 34.04%

Abbey National Bank, PLC
5/2/03                        1.25%**                                              5,000,000         4,999,670

Bank of Nova Scotia
10/3/03                       1.18%                                                2,000,000         2,000,000
10/17/03                      1.24%                                                2,000,000         2,000,000

Branch Banking & Trust Corp.
5/12/03                       1.29%**                                              5,000,000         4,999,414

HBOS Treasury Services, PLC
7/17/03                       1.31%                                                5,000,000         5,000,000
11/6/03                       1.30%                                                2,000,000         2,000,000

Norddeutsche Landesbank
6/3/03                        1.27%                                                5,000,000         4,999,988

Royal Bank of Canada
6/13/03                       1.28%**                                              5,000,000         4,999,121

DUE DATE                      DISCOUNT RATE OR COUPON RATE                  PRINCIPAL AMOUNT        VALUE*
--------                      ----------------------------                  ----------------    --------------
                              CERTIFICATES OF DEPOSIT (continued)

Societe Generale
6/6/03                        1.26%                                         $      5,000,000    $    5,000,000
6/10/03                       1.29%**                                              3,000,000         2,999,740

Southtrust Bank National
  Association
7/14/03                       1.25%**                                              3,000,000         3,000,153
7/17/03                       1.29%                                                5,000,000         4,999,842

Wells Fargo Bank
6/20/03                       1.25%                                                4,000,000         4,000,000
                                                                                                --------------

TOTAL CERTIFICATES OF DEPOSIT                                                                       50,997,928
  (Cost $50,997,928)                                                                            --------------

                              COMMERCIAL PAPER 28.05%

Amstel Funding Corp.
7/21/03                       1.32%                                                5,000,000         4,985,095

Diageo Capital, PLC
8/13/03                       1.27%                                                4,000,000         3,985,288

Galaxy Funding, Inc.
5/27/03                       1.27%                                                5,000,000         4,995,403

GE Capital Int'l Funding
5/12/03                       1.25%                                                5,000,000         4,998,088

Gemini Securitization Corp.
6/12/03                       1.26%                                                5,000,000         4,992,649

Grampian Funding, Ltd., LLC
7/25/03                       1.27%                                                3,000,000         2,990,999

Independence Funding Co., LLC
6/9/03                        1.29%                                                5,000,000         4,993,012

Liberty Street Funding Corp.
6/6/03                        1.24%                                                5,095,000         5,088,676

Sheffield Receivables Corp.
5/8/03                        1.25%                                                5,000,000         4,998,784
                                                                                                --------------

TOTAL COMMERCIAL PAPER                                                                              42,027,994
  (Cost $42,027,994)                                                                            --------------

DUE DATE                      DISCOUNT RATE OR COUPON RATE                  PRINCIPAL AMOUNT       VALUE*        COLLATERAL VALUE
--------                      ----------------------------                  ----------------    --------------   ----------------
                              CORPORATE NOTES 10.03%

Caterpillar Financial
  Services Corp.
5/6/03                        1.48%**                                       $      5,000,000    $    5,009,160

Citigroup, Inc.
5/9/03                        1.54%**                                              5,000,000         5,012,266

J.P. Morgan Chase & Co.
5/6/03                        1.47%**                                              5,000,000         5,005,929
                                                                                                --------------

TOTAL CORPORATE NOTES
  (Cost $15,027,355)                                                                                15,027,355
                                                                                                --------------

                              REPURCHASE AGREEMENTS COLLATERALIZED
                              BY U.S. GOVERNMENT OBLIGATIONS      11.13%

                                Agreement with Credit Suisse First Boston
                                and J.P. Morgan Chase & Co. (Tri-party),
                                1.21%, dated 4/30/03 and maturing 5/1/03,
                                collateralized by Federal Home Loan
                                Mortgage Corp. Bond, 5.95%, due 1/19/06,
                                and Financing Corp. Bond, 9.65%, due
                                11/2/18 with a repurchase amount of
                                $16,676,560                                                         16,676,000   $     17,015,341
                                                                                                ---------------------------------

TOTAL REPURCHASE AGREEMENTS                                                                         16,676,000
  (Cost $16,676,000)                                                                            --------------

TOTAL INVESTMENTS
  (Cost $149,853,263)                                                                 100.02%   $  149,853,263

Liabilities in Excess of Other Assets                                                  -0.02%          (23,911)
                                                                            ----------------------------------
NET ASSETS                                                                            100.00%   $  149,829,352
                                                                            ==================================

* See note 1 to financial statements.

** Floating rate security - rate disclosed as of April 30, 2003. Maturity date represents the next interest rate reset date.

INCOME TAX INFORMATION:
Total cost for federal income tax purposes: $149,853,263

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2003

                                                                        U.S. TREASURY      U.S. GOVERNMENT           PRIME
                                                                        MONEY MARKET         MONEY MARKET        MONEY MARKET
                                                                            FUND                 FUND                FUND
                                                                        ------------------------------------------------------
ASSETS
Investments, at amortized cost (which
  approximates market value) (1) -
  see accompanying statement of investments                             $  80,886,578      $   409,663,294      $  149,853,263
Interest receivable                                                           133,739               90,791             131,911
Prepaid and other assets                                                        4,851               14,186               4,908
                                                                        ------------------------------------------------------
     Total Assets                                                          81,025,168          409,768,271         149,990,082
                                                                        ------------------------------------------------------

LIABILITIES
Dividends payable                                                              63,361              381,637             115,551
Accrued investment advisory fee                                                 3,256               13,781               4,754
Accrued administration fee                                                     17,543               51,593              17,793
Accrued board of trustees fee                                                   1,331                5,142               2,275
Accrued SEC registration fee                                                        -                1,954                   -
Other payables                                                                  4,715                3,321              20,357
                                                                        ------------------------------------------------------
     Total Liabilities                                                         90,206              457,428             160,730
                                                                        ------------------------------------------------------

NET ASSETS                                                              $  80,934,962      $   409,310,843      $  149,829,352
                                                                        ======================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                         $  80,955,992      $   409,403,284      $  149,779,481
(Over)/Undistributed net investment income                                     (9,178)                  15                   -
Accumulated net realized gain/(loss)                                          (11,852)             (92,456)             49,871
                                                                        ------------------------------------------------------
NET ASSETS                                                              $  80,934,962      $   409,310,843 (2)  $  149,829,352 (2)
                                                                        ======================================================
Shares of beneficial interest outstanding
  (no par value, unlimited shares
  authorized)                                                              80,961,861          409,251,995 (2)     149,779,481 (2)
                                                                        ------------------------------------------------------

Net asset value and redemption value per share                          $        1.00      $          1.00      $         1.00
                                                                        ------------------------------------------------------

(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, and Prime Money Market Funds in the amounts of $40,674,000, $219,806,000, and $16,676,000, respectively.

                                                                          NET ASSETS      SHARES OUTSTANDING
                                                                        -------------     ------------------
(2) U.S. Government Money Market Fund
        Class I                                                         $ 407,146,927          407,088,079
        Class II                                                        $   2,163,916            2,163,916

                                                                          NET ASSETS      SHARES OUTSTANDING
                                                                        -------------     ------------------
    Prime Money Market Fund
        Class I                                                         $  98,079,427           98,037,999
        Class II                                                        $  51,749,925           51,741,482

See notes to financial statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2003

                                                                        U.S. TREASURY      U.S. GOVERNMENT          PRIME
                                                                        MONEY MARKET         MONEY MARKET        MONEY MARKET
                                                                             FUND                 FUND                FUND
                                                                        ------------------------------------------------------
INVESTMENT INCOME                                                       $   1,359,914      $     7,023,670      $    2,946,298
                                                                        ------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                                               43,074              173,759              71,937
Administration services (Note 2)                                              600,002              691,170             365,151
Legal                                                                           3,139                7,780               4,542
Insurance                                                                       3,211               15,787               6,917
State Registration                                                              1,443                    -                   -
  Class I                                                                           -                  785                 476
  Class II                                                                          -                    1                 155
Distribution - Class II                                                             -                1,143             178,572
Board of Trustees                                                               3,007               13,335               6,095
Other                                                                           3,940                3,175               3,634
                                                                        ------------------------------------------------------

          Total Expenses before fee waiver                                    657,816              906,935             637,479
Expenses waived by administrator                                             (373,518)             (40,959)            (99,344)
                                                                        ------------------------------------------------------

          Net Expenses                                                        284,298              865,976             538,135
                                                                        ------------------------------------------------------

NET INVESTMENT INCOME                                                       1,075,616            6,157,694           2,408,163
                                                                        ------------------------------------------------------

Net realized gain on investments                                                    -                    -              39,921
                                                                        ------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $   1,075,616      $     6,157,694      $    2,448,084
                                                                        ======================================================

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      U.S. TREASURY
                                                                                      MONEY MARKET
                                                                                          FUND
                                                                        ---------------------------------------
                                                                           FOR THE                  FOR THE
                                                                          YEAR ENDED               YEAR ENDED
                                                                        APRIL 30, 2003           APRIL 30, 2002
                                                                        ---------------------------------------
OPERATIONS
Net investment income                                                   $    1,075,616           $    2,397,737
Net realized gain on investments                                                     -                      738
                                                                        ---------------------------------------
Net increase in net assets resulting
  from operations                                                            1,075,616                2,398,475
                                                                        ---------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
  investment income                                                         (1,075,616)              (2,397,737)
                                                                        ---------------------------------------
BENEFICIAL INTEREST TRANSACTIONS (1)
Shares sold                                                                311,027,805              365,919,974
Dividends reinvested                                                         1,072,820                2,506,590
Shares redeemed                                                           (319,560,904)            (354,621,692)
                                                                        ---------------------------------------
Net increase/(decrease) in net assets
  from beneficial interest transactions                                     (7,460,279)              13,804,872
                                                                        ---------------------------------------
Net increase/(decrease) in net assets                                       (7,460,279)              13,805,610

NET ASSETS:
Beginning of period                                                         88,395,241               74,589,631
                                                                        ---------------------------------------

End of period*                                                          $   80,934,962           $   88,395,241
                                                                        =======================================

* Includes (over)/undistributed net
  investment income of:                                                 $       (9,178)          $        4,352

(1) At net asset value of $1.00 per share.

See notes to financial statements.

                                                                     U.S. GOVERNMENT                         PRIME
                                                                       MONEY MARKET                        MONEY MARKET
                                                                          FUND                                FUND
                                                            --------------------------------------------------------------------
                                                                For the         For the             For the          For the
                                                              Year Ended       Year Ended         Year Ended        Year Ended
                                                            April 30, 2003    April 30, 2002    April 30, 2003    April 30, 2002
                                                            --------------------------------------------------------------------
OPERATIONS
Net investment income                                      $     6,157,694   $    12,426,208    $    2,408,163    $    4,248,706
Net realized gain on investments                                         -                 -            39,921            16,112
                                                           ---------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                                6,157,694        12,426,208         2,448,084         4,264,818
                                                           ---------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
  investment income
  Class I                                                       (6,153,506)      (12,426,193)       (1,979,015)       (4,246,260)
  Class II                                                          (4,188)                -          (429,148)           (2,446)
                                                           ---------------------------------------------------------------------
Net decrease in net assets from
  distributions                                                 (6,157,694)      (12,426,193)       (2,408,163)       (4,248,706)
                                                           ---------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
     Shares sold                                             1,050,300,725     1,579,906,523       588,986,769       573,229,827
     Dividends reinvested                                        5,892,046        11,847,730           928,401           642,652
     Shares redeemed                                        (1,115,527,969)   (1,469,127,820)     (630,139,577)     (555,999,597)
  Class II
     Shares sold                                                 3,241,911                 -       114,464,985         4,029,900
     Dividends reinvested                                            2,620                 -             7,646             2,221
     Shares redeemed                                            (1,080,615)                -       (65,321,686)       (1,480,265)
                                                           ---------------------------------------------------------------------

Net increase/(decrease) in net assets
  from beneficial interest transactions                        (57,171,282)      122,626,433         8,926,538        20,424,738
                                                           ---------------------------------------------------------------------

Net increase/(decrease) in net assets                          (57,171,282)      122,626,448         8,966,459        20,440,850

NET ASSETS:
Beginning of period                                            466,482,125       343,855,677       140,862,893       120,422,043
                                                           ---------------------------------------------------------------------

End of period*                                             $   409,310,843   $   466,482,125    $  149,829,352    $  140,862,893
                                                           =====================================================================
* Includes undistributed net
  investment income of:                                    $            15   $            15    $            -    $            -

(1) At net asset value of $1.00 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET FUND
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                       FOR THE
                                                      YEAR ENDED                   FOR THE YEAR ENDED
                                                       APRIL 30,                        APRIL 30,
                                                         2003          2002         2001         2000         1999
                                                      ---------------------------------------------------------------
Net asset value, beginning of period                  $      1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ---------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.01         0.03         0.06         0.05         0.05
                                                      ---------------------------------------------------------------

DISTRIBUTIONS
From net investment income                                  (0.01)       (0.03)       (0.06)       (0.05)       (0.05)
                                                      ---------------------------------------------------------------
Net asset value, end of period                        $      1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ===============================================================
Total return                                                 1.26%        2.53%        5.92%        5.01%        4.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                       $    80,935   $   88,395   $   74,590   $   78,943   $   90,862

Ratio of expenses to average net assets                      0.33%        0.33%        0.33%        0.33%        0.33%
Ratio of net investment income to
  average net assets                                         1.25%        2.51%        5.82%        4.85%        4.83%
Ratio of expenses to average net assets
  without fee waivers                                        0.76%        0.69%        0.80%        0.72%        0.57%
Ratio of net investment income to
  average net assets without fee waivers                     0.81%        2.15%        5.34%        4.46%        4.59%

See notes to financial statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                       FOR THE
                                                      YEAR ENDED                   FOR THE YEAR ENDED
                                                       APRIL 30,                        APRIL 30,
                                                         2003          2002         2001         2000         1999
                                                      ---------------------------------------------------------------
Net asset value, beginning of period                  $      1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ---------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.01         0.03         0.06         0.05         0.05
                                                      ---------------------------------------------------------------

DISTRIBUTIONS
From net investment income                                  (0.01)       (0.03)       (0.06)       (0.05)       (0.05)
                                                      ---------------------------------------------------------------
Net asset value, end of period                        $      1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                      ===============================================================
Total return                                                 1.43%        2.87%        6.14%        5.27%        5.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                       $   407,147   $  466,482   $  343,856   $  223,152   $  352,333

Ratio of expenses to average net assets                      0.20%        0.20%        0.20%        0.20%        0.20%
Ratio of net investment income to
  average net assets                                         1.42%        2.78%        5.96%        5.12%        5.01%
Ratio of expenses to average net assets
  without fee waivers                                        0.21%        0.21%        0.21%        0.22%        0.24%
Ratio of net investment income to
  average net assets without fee waivers                     1.41%        2.77%        5.95%        5.10%        4.96%

See notes to financial statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                FOR THE PERIOD ENDED
                                                                 APRIL 30, 2003 (1)
                                                                --------------------
Net asset value, beginning of period                                $      1.00
                                                                    -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                      0.01
                                                                    -----------

DISTRIBUTIONS
From net investment income                                                (0.01)
                                                                    -----------
Net asset value, end of period                                      $      1.00
                                                                    ===========
Total return                                                               1.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                     $     2,164

Ratio of expenses to average net assets                                    0.45%(2)
Ratio of net investment income to
  average net assets                                                       0.92%(2)
Ratio of expenses to average net assets
  without fee waivers                                                      0.46%(2)
Ratio of net investment income to
  average net assets without fee waivers                                   0.91%(2)

(1) Class II commenced operations on June 18, 2002.

(2) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

PRIME MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                       FOR THE
                                                      YEAR ENDED                FOR THE YEAR                 FOR THE PERIOD
                                                       APRIL 30,               ENDED APRIL 30,             DECEMBER 10, 1998 TO
                                                          2003         2002         2001         2000        APRIL 30, 1999(1)
                                                      -------------------------------------------------------------------------
Net asset value, beginning of period                  $      1.00   $     1.00   $     1.00   $     1.00       $      1.00
                                                      --------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.01         0.03         0.06         0.05              0.02
                                                      --------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                                  (0.01)       (0.03)       (0.06)       (0.05)            (0.02)
                                                      --------------------------------------------------------------------
Net asset value, end of period                        $      1.00   $     1.00   $     1.00   $     1.00       $      1.00
                                                      ====================================================================
Total return                                                 1.42%        2.88%        6.23%        5.43%             4.82%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                       $    98,079   $  138,272   $  120,383   $  140,005       $   167,257

Ratio of expenses to average net assets                      0.20%        0.20%        0.20%        0.20%             0.20%(2)
Ratio of net investment income to
  average net assets                                         1.46%        2.74%        6.06%        5.37%             4.71%(2)
Ratio of expenses to average net assets
  without fee waivers                                        0.26%        0.28%        0.33%        0.28%             0.66%(2)
Ratio of net investment income to
  average net assets without fee waivers                     1.41%        2.66%        5.93%        5.28%             4.25%(2)

(1) Class I commenced operations on December 10, 1998.

(2) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

PRIME MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                       FOR THE
                                                      YEAR ENDED                 FOR THE YEAR                 FOR THE PERIOD
                                                       APRIL 30,                ENDED APRIL 30,            DECEMBER 10, 1998 TO
                                                          2003         2002         2001         2000        APRIL 30, 1999(1)
                                                      -------------------------------------------------------------------------
Net asset value, beginning of period                  $      1.00   $     1.00   $     1.00   $     1.00       $     1.00
                                                      -------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.01         0.03         0.06         0.05             0.02
                                                      -------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                                  (0.01)       (0.03)       (0.06)       (0.05)           (0.02)
                                                      -------------------------------------------------------------------
Net asset value, end of period                        $      1.00   $     1.00   $     1.00   $     1.00       $     1.00
                                                      ===================================================================
Total return                                                 1.02%        2.62%        5.97%        5.17%            4.55%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                       $    51,750   $    2,591   $       39   $       32       $        2

Ratio of expenses to average net assets                      0.60%        0.51%        0.45%        0.45%            0.45%(2)
Ratio of net investment income to
  average net assets                                         0.96%        2.17%        5.88%        5.11%            4.53%(2)
Ratio of expenses to average net assets
  without fee waivers                                        0.66%        0.60%        0.58%        0.57%            1.24%(2)
Ratio of net investment income to
  average net assets without fee waivers                     0.91%        2.08%        5.75%        4.99%            3.74%(2)

(1) Class II commenced operations on December 23, 1998.

(2) Annualized.

See notes to financial statements.

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

     The U.S. Government Money Market Fund and the Prime Money Market Fund offer two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

     At April 30, 2003, the U.S. Treasury Money Market and U.S. Government Money Market Funds had available for federal income tax purposes unused capital loss carryovers of $11,852 and $92,457 respectively, expiring between 2004 and 2008.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended April 30, 2003, amounts have been reclassified on the U.S. Treasury Money Market Fund to reflect a decrease in accumulated net realized loss on investments of $5,869. In addition, amounts have been reclassified to reflect an increase in paid in capital of $7,661 and a decrease of $13,530 to
(over)/undistributed net investment income. Net assets of the U.S. Treasury Money Market Fund were unaffected by the classifications.

     EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Financial Investors Trust Board of Trustees approved at their regularly scheduled meeting on December 17, 2002, to enter into an interim advisory agreement with SSgA Management, Inc. ("SSgA") pursuant to Rule 15a-4 (the "Rule") of the Investment Company Act of 1940 (the "Act"). Effective January 13, 2003, SSgA assumed the investment advisory responsibility for the Financial Investors Trust Money Market Funds. Pursuant to the interim advisory agreement, SSgA is entitled to an advisory fee, based on the existing fee schedule with GE Asset Management, Inc. ("GEAM"). The Funds have 150 days to have SSgA approved by shareholders as the investment adviser. Once approved by shareholders, SSgA's new advisory agreement will be in effect, at the advisory fees agreed to with the Funds and approved by shareholders. Information contained in this report prior to January 13, 2003, reflects the operations of the funds while GEAM was the advisor.

                               U.S. TREASURY            U.S. GOVERNMENT                 PRIME
AVERAGE NET ASSETS           MONEY MARKET FUND         MONEY MARKET FUND           MONEY MARKET FUND
------------------           -----------------         -----------------           -----------------
First $500 million                   0.05%                   0.04%                       0.04%
Next $500 million                   0.075%                   0.06%                       0.06%
Next $500 million                    0.10%                   0.08%                       0.08%
In excess of $1.5 billion            0.15%                   0.08%                       0.08%

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                               U.S. TREASURY            U.S. GOVERNMENT                 PRIME
AVERAGE NET ASSETS           MONEY MARKET FUND*        MONEY MARKET FUND*          MONEY MARKET FUND*
------------------           ------------------        ------------------          ------------------
First $500 million                   0.26%                   0.16%                       0.16%
Next $500 million                    0.24%                   0.14%                       0.14%
In excess of $1 billion              0.22%                   0.12%                       0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

     ALPS has contractually agreed to waive a portion of its fees so that the total annual expenses of each Fund will not exceed the expense limitations adopted by ALPS until at least April 30, 2004. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

     Administration services include: fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings, audit, and printing.

     The Trustees have adopted a Distribution Plan on behalf of Class II of the U.S. Government Money Market Fund and the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc. at the annual rate of .25% of the average net assets of Class II of the U.S. Government Money Market Fund and .40% of the average net assets of Class II of the Prime Money Market Fund.

     Shareholders holding more than 10% of the Funds' outstanding shares as of April 30, 2003, constituted 23.0 percent of the U.S. Government Money Market Fund and 84.0 percent of the Prime Money Market Fund.

3. TRUSTEES (Unaudited)

     As of April 30, 2003, the Funds are three of six separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

INTERESTED TRUSTEES

                                                       TERM OF OFFICE, LENGTH
                                                       OF TIME SERVED AND                    PRINCIPAL OCCUPATION DURING THE PAST 5
                             POSITION(S) HELD          NUMBER OF PORTFOLIOS                  YEARS* AND OTHER DIRECTORSHIPS
NAME, ADDRESS & AGE          WITH FUNDS                OVERSEEN                              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander (75)     Trustee and Chairman      W. Robert Alexander was elected       Mr. Alexander is the Chief
(75)                                                   by the initial shareholder in         Executive Officer of ALPS Mutual
                                                       December 1993 and oversees 6          Funds Services, Inc., and ALPS
1625 Broadway                                          portfolios in fund complex.           Distributors, Inc., which provide
Suite 2200                                                                                   administration and distribution
Denver, CO 80202                                                                             services, respectively, for
                                                                                             proprietary mutual fund complexes.
                                                                                             Mr. Alexander was Vice Chairman of
                                                                                             First Interstate Bank of Denver,
                                                                                             responsible for Trust, Private
                                                                                             Banking, Retail Banking, Cash
                                                                                             Management Services and Marketing.
                                                                                             Mr. Alexander is currently a
                                                                                             member of the Board of Trustees of
                                                                                             the Hunter and Hughes Trusts.
                                                                                             Because of his affiliation with
                                                                                             ALPS Mutual Funds Services and
                                                                                             ALPS Distributors, Mr. Alexander
                                                                                             is considered an "interested"
                                                                                             Trustee of the Trust.

INDEPENDENT TRUSTEES

Mary K. Anstine (62)         Trustee                   Mary K. Anstine was elected at a      President/Chief Executive Officer,
                                                       special meeting of shareholders       HealthONE Alliance, Denver,
1625 Broadway                                          held on March 21, 1997 and            Colorado; Former Executive Vice
Suite 2200                                             oversees 6 portfolios in fund         President, First Interstate Bank
Denver, CO 80202                                       complex.                              of Denver. Ms. Anstine is
                                                                                             currently a Director of the Trust of
                                                                                             Colorado, Trustee of the Denver Area
                                                                                             Council of the Boy Scouts of
                                                                                             America, a Director of the Junior
                                                                                             Achievement Board and the Colorado
                                                                                             Uplift Board, and a member of the
                                                                                             Advisory Boards for the Girl Scouts
                                                                                             Mile Hi Council and the Hospice of
                                                                                             Metro Denver. Formerly, Ms. Anstine
                                                                                             served as a Director of ALPS
                                                                                             Distributors, Inc., from October
                                                                                             1995 to December 1996; Director of
                                                                                             HealthONE; a member of the American
                                                                                             Bankers Association Trust Executive
                                                                                             Committee; and Director of the
                                                                                             Center for Dispute Resolution.

INDEPENDENT TRUSTEES

                                                       TERM OF OFFICE, LENGTH OF             PRINCIPAL OCCUPATION DURING THE PAST 5
                             POSITION(S) HELD          TIME SERVED AND NUMBER                YEARS* AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE          WITH FUNDS                OF PORTFOLIOS OVERSEEN                TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Edwin B. Crowder (71)        Trustee                   Edwin B. Crowder was elected at a     Mr. Crowder currently operates a
                                                       special meeting of shareholders       marketing concern with operations in
1625 Broadway                                          held on March 21, 1997 and            the U.S. and Latin America. He has
Suite 2200                                             oversees 6 portfolios in fund         previously engaged in business pursuits
Denver, CO 80202                                       complex.                              in the restaurant, oil and gas
                                                                                             drilling, and real estate development
                                                                                             industries. Mr. Crowder is a former
                                                                                             Director of Athletics and Head Football
                                                                                             Coach at the University of Colorado.

Robert E. Lee (67)           Trustee                   Robert E. Lee was appointed as a      Mr. Lee has been a Director of
                                                       Trustee at the December 15, 1998,     Storage Technology Corporation
1625 Broadway                                          meeting of the Board of Trustees      since 1989 and of Equitable of
Suite 2200                                             and oversees 6 portfolios in fund     Iowa since 1981. Mr. Lee was the
Denver, CO 80202                                       complex.                              Executive Director of The Denver
                                                                                             Foundation from 1989 to 1996, and
                                                                                             is currently the Executive
                                                                                             Director of Emeritus. Mr. Lee is
                                                                                             also a Director of Meredith
                                                                                             Capital Corporation and Source
                                                                                             Capital Corporation.

John R. Moran, Jr. (72)      Trustee                   John R. Moran was elected at a        Mr. Moran is President of The
                                                       special meeting of shareholders       Colorado Trust, a private
1625 Broadway                                          held on March 21, 1997 and            foundation serving the health and
Suite 2200                                             oversees 6 portfolios in fund         hospital community in the State of
Denver, CO 80202                                       complex.                              Colorado. An attorney, Mr. Moran
                                                                                             was formerly a partner with the firm
                                                                                             of Kutak Rock & Campbell in Denver,
                                                                                             Colorado and a member of the
                                                                                             Colorado House of Representatives.
                                                                                             Currently, Mr. Moran is a member of
                                                                                             the Board of Directors and Treasurer
                                                                                             of Grantmakers in Health; a Director
                                                                                             of the Conference of Southwest
                                                                                             Foundations; a member of the
                                                                                             Treasurer's Office Investment
                                                                                             Advisory Committee for the
                                                                                             University of Colorado; a Trustee of
                                                                                             the Robert J. Kutak Foundation;
                                                                                             Director of the Colorado Wildlife
                                                                                             Heritage Foundation; and a member of
                                                                                             the Alumni Council of the University
                                                                                             of Denver College of Law.

----------
* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                            INTENTIONALLY LEFT BLANK

                                                                   ANNUAL REPORT

INTERIM ADVISER (1/13/03-4/30/03)
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts 02110

INVESTMENT ADVISER (5/1/02-1/12/03)
GE Asset Management, Inc.
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut 06905
                                                [FINANCIAL INVESTORS TRUST LOGO]
ADMINISTRATOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado 80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado 80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado 80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Must be accompanied or preceded by a
current prospectus.

For more information, please call
800.298.3442 or visit
www.fitfunds.com

An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                                  April 30, 2003

[ARISTATA(TM) MUTUAL FUNDS A CLASS ABOVE LOGO]

[GRAPHIC]

ANNUAL REPORT

APRIL 30, 2003

THESE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR INSURER.

INVESTMENT ADVISER
TEMPEST INVESTMENT COUNSELORS, INC.
1380 LAWRENCE STREET
SUITE 1050
DENVER, COLORADO 80204

ADMINISTRATOR, TRANSFER AGENT
& FUND ACCOUNTANT
ALPS MUTUAL FUNDS SERVICES, INC.
1625 BROADWAY
SUITE 2200
DENVER, COLORADO   80202

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY
SUITE 2200
DENVER, COLORADO   80202

LEGAL COUNSEL
DAVIS GRAHAM & STUBBS LLP
1550 SEVENTEENTH STREET
SUITE 500
DENVER, COLORADO   80202

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
555 SEVENTEENTH STREET
SUITE 3600
DENVER, COLORADO  80202

CUSTODIAN
FIFTH THIRD BANK, N.A.
FIFTH THIRD CENTER
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO  45263

MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-644-8595 OR VISIT www.aristata.com

[ALPS DISTRIBUTORS, INC. LOGO]

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders,

We are pleased to offer to you our annual report for the period ended April 30, 2003.

During the past twelve months unfolding world events related to the Iraq war, lingering investigations of corporate malfeasance and recurring doubt about the economy coalesced to create an environment of uncertainty. The combination of these events has elevated everyone's anxiety. Hence, we believe investors should take a long-term approach to investing.

The past three years have been an extraordinarily challenging time for the economy, investors, and for the investment industry. Our commitment to the Aristata shareholders remains focused on managing the assets entrusted to us with an appreciation for understanding risks and a dedication for seeking opportunities. Our investment disciplines and research efforts are centered upon the principles of diversification to manage risk and strong research to identify long-term values. All of us with TEMPEST INVESTMENT COUNSELORS, INC. appreciate the trust and confidence you have placed in us as the investment adviser to the Aristata Family of Funds. As always, we would enjoy discussing your questions.

Sincerely,


/s/ H. David Lansdowne
H. David Lansdowne, CFA
President
TEMPEST INVESTMENT COUNSELORS, INC.

FUND REVIEW

ARISTATA EQUITY FUND

PERFORMANCE

The Aristata Equity Fund's total return for the fiscal year ended April 30, 2003 was -17.3%. The Standard & Poor's 500 Index registered a decline of -13.3% during the same period. The majority of the decline occurred in the first half of the year, while the fund experienced positive returns in the last month of its fiscal year, April 2003.

The Aristata Equity Fund was underweighted in the technology sector and this has dampened results recently. Looking at the last three years, however, presents a different picture. After peaking in early 2000, the technology sector has underperformed the broader market, and our underweighting in the technology sector boosted returns.

For comparative purposes, the Value Line Index (a broader representation of the equity market) was down -25.6% over the last 12 months.

EQUITY MARKET OVERVIEW

Since our last report to you six months ago, the stock market is up, with most, or all of the gains realized in the most recent month (April). The Standard & Poor's 500 Index was up 4.5% over the last six months, but this number includes a rise of +8.2% in April alone. Excluding the month of April, the S&P 500 was down over the last 12 months. Similarly the technology heavy Nasdaq index is up 10.1% for the last six months, including an increase of 9.2% in the month of April alone. The Aristata Equity Fund followed this pattern, rising 6.4% in April, and 6.5% for the most recent 6-month period.

DIVIDENDS - A COMING CHANGE IN THE TAX CODE?
Over the last century, dividends have been a significant part of the total return on stocks. One outgrowth of the accounting scandals may be that companies and investors will be encouraged to focus more on dividends. Unlike "earnings", dividends require real cash to be disbursed, and no accounting tricks can change that.

Our investment style at TEMPEST always has been favorably disposed towards the dividend component of total return. This has resulted in the securities held by the Aristata Equity Fund typically having dividend yields in excess of the overall market.

Of further interest to investors, one proposed change may include an effective reduction in capital gains taxes. As Congress considers changes to the tax code that would remove or reduce the double taxation of dividends and corporate profits in general, we will be following these events closely.

PORTFOLIO UPDATE

The fifteen largest holdings represent approximately 43% of the total portfolio. These fifteen companies have an average price-to-earnings (PE) ratio of 18.4x based on earnings for the last 12 months and an average dividend yield of 2.5%. In contrast, the S&P 500 has a PE ratio of about 30x reported earnings and a current dividend yield of 1.8%.

[CHART]

                              ARISTATA EQUITY FUND
                       SECTOR PROFILE AS OF APRIL 30, 2003

Telecommunications -                             5.1%
Building/Real Estate -                           6.9%
Consumer Durables -                              1.6%
Consumer Staples -                               8.3%
Electic & Gas Utilities -                        6.2%
Energy -                                        10.3%
Financial -                                     10.0%
Healthcare -                                    16.1%
Technology -                                    11.3%
Industrial Products & Services -                12.8%
Transportation -                                 3.0%
Short-Term Investments -                         2.9%
Basic Materials -                                5.5%

               FIFTEEN LARGEST HOLDINGS(2) - AS OF APRIL 30, 2003

                                                           SECTOR        % OF           DIVIDEND          PRICE
COMPANY                                            REPRESENTATION     INVESTMENTS         YIELD       EARNINGS RATIO
-------------------------------------------------------------------------------------------------------------------------------
AMGEN, Inc.                                            Healthcare        3.9%             0.0%              N/A
Abbott Laboratories                                    Healthcare        3.8%             2.3%             23.2x
Questar Corp.                            Electric & Gas Utilities        2.9%             2.5%             13.1x
Westport Resources                                         Energy        2.9%             0.0%              N/A
Valero Energy                                              Energy        2.9%             1.1%             13.7x
Int'l Business Machines Corp.                          Technology        2.9%             0.7%             27.0x
Marsh & Mclennan                                        Financial        2.8%             2.3%             18.8X
Snap On, Inc.                         Industrial Products & Svcs.        2.7%             3.4%             16.7x
Verizon Communications, Inc.                   Telecommunications        2.7%             4.1%             16.4x
Emerson Electric                      Industrial Products & Svcs.        2.7%             3.1%             21.5x
Albertson's, Inc.                                Consumer Staples        2.6%             3.8%              9.5x
Ingersoll Rand Co.                    Industrial Products & Svcs.        2.6%             1.5%             19.2x
BellSouth                                      Telecommunications        2.6%             3.0%             19.3x
BP PLC                                                     Energy        2.6%             3.5%             14.7x
Duke Realty Corp.                            Building/Real Estate        2.6%             6.6%             25.6x
                                         FIFTEEN LARGEST HOLDINGS       43.2%             2.5% AVG.        18.4 x AVG.
                                            STANDARD & POOR'S 500                         1.8%             29.9

Comparison of Change in Value of $10,000 Investment in the Aristata Equity Fund, the S&P 500, Value Line Composite, and the Lipper Multi-Cap Value Fund Index.

[CHART]

                ARISTATA EQUITY FUND     S&P 500*     VALUE LINE COMPOSITE     LIPPER MULTI-CAP VALUE FUND INDEX
 3/2/1998                    $10,000      $10,000                  $10,000                               $10,000
                             $10,410      $10,513                  $10,437                               $10,449
                             $10,454      $10,620                  $10,477                               $10,508
                             $10,229      $10,431                  $10,051                               $10,275
                             $10,189      $10,856                  $10,003                               $10,264
                              $9,997      $10,743                   $9,367                                $9,867
                              $8,775       $9,188                   $7,728                                $8,358
                              $9,279       $9,775                   $8,087                                $8,704
                              $9,933      $10,575                   $8,632                                $9,420
                             $10,244      $11,214                   $8,986                                $9,827
                             $10,607      $11,861                   $9,279                                $9,990
                             $10,359      $12,360                   $9,166                               $10,025
                             $10,177      $11,972                   $8,652                                $9,792
                             $10,445      $12,451                   $8,731                               $10,062
4/30/1999                    $11,435      $12,937                   $9,518                               $10,957
                             $11,598      $12,624                   $9,634                               $10,900
                             $12,001      $13,325                   $9,981                               $11,251
                             $11,718      $12,911                   $9,721                               $10,868
                             $11,490      $12,844                   $9,303                               $10,494
                             $10,886      $12,492                   $8,984                               $10,041
                             $10,897      $13,283                   $8,932                               $10,352
                             $11,083      $13,553                   $9,044                               $10,347
                             $11,326      $14,351                   $9,311                               $10,583
                             $11,001      $13,631                   $8,864                               $10,127
                             $10,677      $13,373                   $8,712                                $9,594
                             $11,639      $14,681                   $9,296                               $10,608
4/30/2000                    $11,689      $14,240                   $9,113                               $10,588
                             $11,939      $13,943                   $8,889                               $10,735
                             $11,599      $14,290                   $8,872                               $10,502
                             $11,549      $14,069                   $8,916                               $10,591
                             $12,264      $14,937                   $9,492                               $11,263
                             $12,122      $14,148                   $9,160                               $11,107
                             $12,298      $14,088                   $8,940                               $11,371
                             $11,908      $12,977                   $8,237                               $10,951
                             $12,456      $13,041                   $8,608                               $11,603
                             $12,786      $13,504                   $9,219                               $12,041
                             $12,511      $12,272                   $8,657                               $11,712
                             $12,107      $11,495                   $8,094                               $11,301
4/30/2001                    $12,894      $12,388                   $8,636                               $12,034
                             $13,239      $12,471                   $8,861                               $12,300
                             $12,539      $12,167                   $8,781                               $12,092
                             $12,526      $12,048                   $8,544                               $12,076
                             $12,249      $11,293                   $8,108                               $11,628
                             $11,135      $10,381                   $6,851                               $10,436
                             $11,371      $10,579                   $7,180                               $10,651
                             $12,107      $11,391                   $7,812                               $11,422
                             $12,337      $11,491                   $8,164                               $11,753
                             $12,159      $11,323                   $8,017                               $11,600
                             $12,144      $11,105                   $7,792                               $11,448
                             $12,594      $11,522                   $8,377                               $12,033
4/30/2002                    $12,251      $10,824                   $8,167                               $11,679
                             $12,087      $10,757                   $7,865                               $11,668
                             $11,194       $9,991                   $7,212                               $10,775
                              $9,999       $9,212                   $6,195                                $9,881
                             $10,216       $9,273                   $6,158                               $10,038
                              $8,989       $8,265                   $5,469                                $8,950
                              $9,519       $8,993                   $5,731                                $9,429
                             $10,253       $9,510                   $6,304                               $10,131
                              $9,995       $8,952                   $5,932                                $9,684
                              $9,588       $8,717                   $5,748                                $9,484
                              $9,400       $8,586                   $5,536                                $9,241
                              $9,527       $8,670                   $5,530                                $9,276
4/30/2003                    $10,138       $9,384                   $6,078                               $10,082

*FUND BENCHMARK INDEX

                                   PERFORMANCE
                               AS OF APRIL 30,2003

AVERAGE ANNUAL TOTAL RETURN (1)        1 YEAR      3 YEAR     5 YEAR    SINCE INCEPTION (3/2/98)
Aristata Equity Fund                  (17.25)%     (4.63)%     (0.61)%            0.27%
S&P 500 Index                         (13.30)%    (12.98)%     (2.45)%           (1.22)%
Value Line Composite Index            (25.59)%    (12.63)%    (10.32)%           (9.19)%
Lipper Multi-Cap Value Fund Index     (13.68)%     (1.62)%     (0.83)%            0.16%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

FUND REVIEW

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

PERFORMANCE

The Aristata Quality Bond Fund's total return for the fiscal year ended April 30, 2003 was 8.93%. The Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Intermediate Government/Credit Bond Index registered returns of 12.42% and 10.74%, respectively. As of April 30th, net assets of the Aristata Quality Bond Fund were $16.4 million. The Aristata Colorado Quality Tax-Exempt Fund had net assets of $14.0 million for the same ending period, while its 12 month total return was 7.19%. Returns for the Lipper Municipal Intermediate Bond and the Lehman Brothers Municipal Index were 7.24% and 8.50%, respectively.

FIXED INCOME MARKET REVIEW

The war with Iraq, threats of terrorism, and the possibility of renewed economic weakness have kept bond yields low. Anxieties over the Iraqi crisis and rising unemployment have dampened economic activity.

As the war with Iraq appears to be winding down, the bond market now appears to be focusing its attention on the direction of the economy. In the months ahead, we will continue to monitor the world events and their impact on the financial markets. We continue to believe a well-balanced portfolio of fixed income obligations can help manage the risks of uncertainty during these precarious times.

The volatility in the stock market has continued to keep investors' demand for bonds steady. The Federal Reserve most recently kept short rates unchanged but acknowledged that it is unclear in knowing how to assess the current economic conditions. The Federal Reserve has said it will closely monitor and stand ready to aid a softening economy if need be. Also, tax cuts appear to be on the way, although smaller than anticipated, and will possibly help stimulate the economy moving forward.

PORTFOLIO UPDATE

ARISTATA QUALITY BOND FUND

Several areas of fixed income have offered opportunities. We have maintained our emphasis on high quality credit issues. U.S. Government agencies and high rated corporates continue to offer income producing alternatives.

As of April 30th, the Aristata Quality Bond Fund held 58% in investment-grade corporate bonds and 36% in U.S. Government and agency obligations. The Fund's average maturity on April 30th was 7.3 years.

[CHART]

                           ARISTATA QUALITY BOND FUND
                      SECTOR PROFILE AS OF APRIL 30, 2003*

U.S. Government & Agency Obligations -                 36.0%
Communications -                                        5.1%
Electric Utilities -                                    0.8%
Financial -                                            21.1%
Industrial -                                           29.9%
Short-Term Investments -                                6.3%

* Other Assets in Excess of Liabilities 0.8%

[CHART]

                           ARISTATA QUALITY BOND FUND
                    QUALITY PROFILE (3) AS OF APRIL 30, 2003

Aaa -                   43.7%
Aa -                    21.1%
A -                     32.4%
Baa -                    2.8%

Comparison of Change in Value of $10,000 Investment in the Aristata Quality Bond Fund, the Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Intermediate Government/Credit Bond Index.

[CHART]

                   ARISTATA QUALITY     LEHMAN BROTHERS GOV'T/CREDIT     LEHMAN BROTHERS INTERMEDIATE     LIPPER CORP.
                          BOND FUND                      BOND INDEX*          GOV'T/CREDIT BOND INDEX        "A" RATED
 3/2/1998                   $10,000                          $10,000                          $10,000          $10,000
                            $10,030                          $10,031                          $10,032          $10,037
                            $10,069                          $10,081                          $10,082          $10,084
                            $10,158                          $10,189                          $10,156          $10,193
                            $10,218                          $10,293                          $10,221          $10,283
                            $10,251                          $10,301                          $10,256          $10,285
                            $10,400                          $10,502                          $10,418          $10,377
                            $10,636                          $10,802                          $10,679          $10,609
                            $10,585                          $10,726                          $10,669          $10,475
                            $10,602                          $10,790                          $10,667          $10,588
                            $10,641                          $10,816                          $10,710          $10,623
                            $10,687                          $10,893                          $10,769          $10,713
                            $10,537                          $10,633                          $10,610          $10,475
                            $10,599                          $10,687                          $10,690          $10,544
4/30/1999                   $10,622                          $10,713                          $10,723          $10,578
                            $10,542                          $10,603                          $10,641          $10,458
                            $10,519                          $10,570                          $10,648          $10,407
                            $10,508                          $10,541                          $10,639          $10,361
                            $10,495                          $10,532                          $10,647          $10,332
                            $10,603                          $10,627                          $10,746          $10,431
                            $10,613                          $10,655                          $10,774          $10,447
                            $10,611                          $10,648                          $10,787          $10,454
                            $10,569                          $10,583                          $10,751          $10,406
                            $10,507                          $10,580                          $10,712          $10,384
                            $10,597                          $10,712                          $10,799          $10,494
                            $10,702                          $10,867                          $10,912          $10,636
4/30/2000                   $10,652                          $10,813                          $10,887          $10,549
                            $10,663                          $10,804                          $10,904          $10,509
                            $10,862                          $11,024                          $11,096          $10,743
                            $10,916                          $11,141                          $11,180          $10,834
                            $11,044                          $11,298                          $11,312          $10,978
                            $11,139                          $11,341                          $11,415          $11,039
                            $11,149                          $11,412                          $11,468          $11,085
                            $11,303                          $11,607                          $11,624          $11,249
                            $11,483                          $11,836                          $11,838          $11,479
                            $11,647                          $12,035                          $12,032          $11,693
                            $11,779                          $12,159                          $12,146          $11,798
                            $11,863                          $12,215                          $12,239          $11,840
4/30/2001                   $11,859                          $12,123                          $12,208          $11,773
                            $11,916                          $12,194                          $12,276          $11,851
                            $11,951                          $12,252                          $12,321          $11,899
                            $12,142                          $12,557                          $12,578          $12,169
                            $12,241                          $12,718                          $12,703          $12,306
                            $12,410                          $12,835                          $12,889          $12,354
                            $12,556                          $13,161                          $13,103          $12,620
                            $12,481                          $12,945                          $12,972          $12,467
                            $12,425                          $12,843                          $12,901          $12,373
                            $12,481                          $12,936                          $12,968          $12,460
                            $12,538                          $13,046                          $13,070          $12,553
                            $12,366                          $12,782                          $12,871          $12,352
4/30/2002                   $12,552                          $13,030                          $13,084          $12,571
                            $12,664                          $13,151                          $13,216          $12,667
                            $12,808                          $13,263                          $13,330          $12,722
                            $12,973                          $13,422                          $13,487          $12,798
                            $13,113                          $13,722                          $13,688          $13,032
                            $13,299                          $14,017                          $13,933          $13,234
                            $13,287                          $13,883                          $13,879          $13,101
                            $13,210                          $13,890                          $13,865          $13,148
                            $13,466                          $14,258                          $14,167          $13,434
                            $13,451                          $14,258                          $14,165          $13,462
                            $13,625                          $14,512                          $14,365          $13,659
                            $13,587                          $14,493                          $14,380          $13,649
4/30/2003                   $13,673                          $14,648                          $14,489          $13,801

*FUND BENCHMARK INDEX

                                   PERFORMANCE
                              AS OF APRIL 30, 2003

AVERAGE ANNUAL TOTAL RETURN (1)                     1 YEAR     3 YEAR      5 YEAR   SINCE INCEPTION (3/2/98)
Aristata Quality Bond Fund                            8.93%      8.68%       6.31%           6.24%
Lehman Bros.Gov't/Credit Bond Index                  12.42%     10.65%       7.76%           7.67%
Lehman Bros. Intermediate Gov't/Credit Bond Index    10.74%     10.00%       7.52%           7.44%
Lipper Corporate Debt Funds A Rated Index             9.78%      9.37%       6.48%           6.43%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

PORTFOLIO UPDATE

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

Municipal bond prices have provided relative stability during the period under review. The Aristata Colorado Quality Tax-Exempt portfolio remains invested in high quality issues with several issues having bond insurance.

The Fund's average maturity on April 30th was 10.2 years with a broad diversification of holdings. As we monitor the upcoming supply of Colorado municipals, the Fund will continue to emphasize high quality issues, while providing tax-exempt income to our shareholders.

[CHART]

                    ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                      SECTOR PROFILE AS OF APRIL 30, 2003*

Prerefunded Bonds -                        9.4%
General Obligation Bonds -                34.9%
Revenue Bonds -                           52.0%

*Other Assets in Excess of Liabilities 3.7%

[CHART]

                    ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                     QUALITY PROFILE(3) AS OF APRIL 30, 2003

Aaa -            80.0%
Aa -             16.7%
A -               3.3%

Comparison of Change in Value of $10,000 Investment in the Aristata Colorado Quality Tax-Exempt Fund, the Lipper Municipal Intermediate Bond Fund Index, the Lehman Brothers Municipal Bond Index, and the Lipper Colorado Municipal Fund Average.

[CHART]

              ARISTATA COLORADO QUALITY     LEHMAN BROTHERS MUNICIPAL     LIPPER MUNICIPAL INTERMEDIATE            LIPPER COLORADO
                        TAX-EXEMPT FUND                    BOND INDEX                  BOND FUND INDEX*     MUNICIPAL FUND AVERAGE
 3/2/1998                       $10,000                       $10,000                           $10,000                    $10,000
                                $10,061                       $10,009                           $10,007                    $10,004
                                $10,022                        $9,976                            $9,960                     $9,942
                                $10,154                       $10,121                           $10,094                    $10,098
                                $10,176                       $10,161                           $10,128                    $10,132
                                $10,200                       $10,186                           $10,151                    $10,153
                                $10,330                       $10,344                           $10,298                    $10,303
                                $10,423                       $10,473                           $10,409                    $10,426
                                $10,446                       $10,473                           $10,413                    $10,401
                                $10,455                       $10,510                           $10,435                    $10,441
                                $10,494                       $10,536                           $10,469                    $10,458
                                $10,605                       $10,662                           $10,586                    $10,565
                                $10,563                       $10,615                           $10,530                    $10,503
                                $10,551                       $10,630                           $10,527                    $10,502
4/30/1999                       $10,564                       $10,656                           $10,556                    $10,527
                                $10,517                       $10,594                           $10,493                    $10,456
                                $10,410                       $10,442                           $10,350                    $10,281
                                $10,464                       $10,480                           $10,399                    $10,301
                                $10,440                       $10,396                           $10,352                    $10,181
                                $10,460                       $10,400                           $10,357                    $10,148
                                $10,415                       $10,288                           $10,284                    $10,008
                                $10,478                       $10,397                           $10,372                    $10,087
                                $10,446                       $10,319                           $10,325                     $9,990
                                $10,418                       $10,274                           $10,279                     $9,906
                                $10,506                       $10,394                           $10,358                    $10,039
                                $10,620                       $10,621                           $10,507                    $10,251
4/30/2000                       $10,582                       $10,559                           $10,462                    $10,190
                                $10,546                       $10,504                           $10,419                    $10,118
                                $10,752                       $10,782                           $10,634                    $10,374
                                $10,839                       $10,932                           $10,755                    $10,512
                                $10,940                       $11,100                           $10,888                    $10,665
                                $10,916                       $11,042                           $10,856                    $10,607
                                $10,993                       $11,163                           $10,947                    $10,717
                                $11,049                       $11,248                           $10,999                    $10,788
                                $11,224                       $11,525                           $11,220                    $11,071
                                $11,349                       $11,640                           $11,350                    $11,129
                                $11,381                       $11,677                           $11,386                    $11,181
                                $11,438                       $11,782                           $11,474                    $11,266
4/30/2001                       $11,374                       $11,655                           $11,370                    $11,122
                                $11,479                       $11,781                           $11,487                    $11,247
                                $11,549                       $11,859                           $11,558                    $11,343
                                $11,641                       $12,035                           $11,698                    $11,525
                                $11,786                       $12,234                           $11,875                    $11,737
                                $11,794                       $12,192                           $11,858                    $11,672
                                $11,887                       $12,337                           $11,972                    $11,789
                                $11,810                       $12,233                           $11,848                    $11,690
                                $11,728                       $12,117                           $11,758                    $11,592
                                $11,893                       $12,327                           $11,929                    $11,751
                                $12,010                       $12,476                           $12,063                    $11,882
                                $11,820                       $12,231                           $11,844                    $11,662
4/30/2002                       $12,013                       $12,470                           $12,074                    $11,863
                                $12,097                       $12,546                           $12,139                    $11,931
                                $12,214                       $12,679                           $12,263                    $12,049
                                $12,334                       $12,842                           $12,405                    $12,202
                                $12,432                       $12,996                           $12,519                    $12,324
                                $12,625                       $13,281                           $12,737                    $12,584
                                $12,488                       $13,061                           $12,544                    $12,341
                                $12,439                       $13,006                           $12,493                    $12,287
                                $12,670                       $13,280                           $12,740                    $12,552
                                $12,644                       $13,247                           $12,694                    $12,492
                                $12,810                       $13,433                           $12,870                    $12,668
                                $12,804                       $13,441                           $12,866                    $12,668
4/30/2003                       $12,877                       $13,529                           $12,948                    $12,778

*FUND BENCHMARK INDEX

                                   PERFORMANCE
                               AS OF APRIL 30,2003

AVERAGE ANNUAL TOTAL RETURN (1)                      1 YEAR      3 YEAR     5 YEAR  SINCE INCEPTION (3/2/98)
Aristata Colorado Quality Tax-Exempt Fund             7.19%       6.76%       5.14%           5.02%
Lehman Brothers Municipal Bond Index                  8.50%       8.62%       6.28%           6.03%
Lipper Municipal Intermediate Bond Fund Index         7.24%       7.36%       5.39%           5.13%
Lipper Colorado Municipal Fund Average                7.72%       7.84%       5.15%           4.86%

THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

(1) TOTAL RETURN IS THE CHANGE IN THE VALUE OF AN INVESTMENT IN THE FUND AFTER REINVESTING ALL INCOME AND CAPITAL GAINS. IT IS CALCULATED BY DIVIDING THE CHANGE IN TOTAL INVESTMENT VALUE BY THE INITIAL VALUE OF THE INVESTMENT. TOTAL RETURN FIGURES ARE NET OF ALL FUND EXPENSES AND REFLECT ALL FEE WAIVERS. WITHOUT THESE FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN LOWER. THE INCEPTION DATE OF EACH FUND IS MARCH 2, 1998. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.

(2) THE FIFTEEN LARGEST HOLDINGS ARE PRESENTED TO ILLUSTRATE EXAMPLES OF THE EQUITY SECURITIES THAT THE FUND HOLDS AT 4/30/03, AND MAY NOT BE REPRESENTATIVE OF THE FUND'S CURRENT OR FUTURE INVESTMENTS.

(3) QUALITY PROFILE BASED ON EACH SECURITY'S RATING FROM MOODY'S. FOR THOSE RATINGS NOT AVAILABLE FROM MOODY'S, S&P RATINGS WERE USED.

THE VIEWS EXPRESSED IN THIS ADVISER UPDATE REFLECT THE ADVISER'S VIEW ONLY THROUGH 4/30/03. THE ADVISER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND REVIEW

DEFINITION OF INDICES

The DOW JONES INDUSTRIAL AVERAGE is an unmanaged price weighed index of 30 of the largest, most widely held stocks traded on the NYSE. The index represents principal only and does not include the effect of reinvestments. The index is the sum of the current market price of the 30 stocks divided by a number that has been adjusted to take into account stock splits and changes in stock composition. The index represents asset types which are subject to risk, including loss of principal.

The DOW JONES UTILITIES AVERAGE is a price-weighted average of 15 utility companies that are listed on the New York Stock Exchange and are involved in the production of electrical energy. The average as it is known today began on January 2. 1929.

The LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX and the LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX are unmanaged indices that are a broad measure of bond performance that reflect the reinvestment of income dividends and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Intermediate indices include bonds with maturities of up to ten years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index that is a broad measure of tax exempt bond performance that reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER COLORADO MUNICIPAL BOND FUND AVERAGE is the average return of all bond funds tracked by Lipper that limit their assets to those securities exempt from taxation in the state of Colorado. The average return reflects the reinvestment of income dividends and capital gain distributions, if any.

The LIPPER CORPORATE DEBT FUNDS A RATED INDEX is an unmanaged index that measures the performance of funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

The LIPPER MULTI-CAP VALUE FUND INDEX is an unmanaged index of funds, that by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified multi-cap funds universe average.

The LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX is an unmanaged index that measures the performance of intermediate municipal debt funds (i.e. those with dollar-weighted average maturities of 5 to 10 years). The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The NASDAQ COMPOSITE INDEX is an unmanaged market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs. The index includes over 5,000 companies with a market capitalization over $2.3 trillion.

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The VALUE LINE COMPOSITE INDEX is an unmanaged equally weighted geometric average composed of approximately 1700 stocks traded on the New York Stock Exchange, American Stock Exchange, and over- the-counter that are tracked by the Value Line Investment Survey. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

INDEPENDENT AUDITORS' REPORT

[DELOITTE & TOUCHE LLP LOGO]

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
FINANCIAL INVESTORS TRUST

We have audited the accompanying statements of assets and liabilities of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund of Financial Investors Trust (the "Trust"), including the statements of investments, as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund of Financial Investors Trust as of April 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
June 2, 2003

[DELOITTE TOUCHE TOHMATSU INTERNATIONAL LOGO]

STATEMENTS OF INVESTMENTS

ARISTATA EQUITY FUND
APRIL 30, 2003

                                                      SHARES              VALUE*
                                                      ------              ------
COMMON STOCKS - 97.05%
BASIC MATERIALS - 5.48%
AGRICULTURE - 3.29%
Archer Daniels Midland Co.                            28,300         $   313,564
Deere & Co.                                           11,000             484,330
                                                                     -----------
                                                                         797,894
                                                                     -----------

CHEMICAL - 1.05%
DU Pont (EI) DE Nemours                                6,000             255,180
                                                                     -----------

PAPER/PACKAGING - 1.14%
Wausau-Mosinee Paper Corp.                            26,000             276,640
                                                                     -----------

TOTAL BASIC MATERIALS                                                  1,329,714
                                                                     -----------

BUILDING/REAL ESTATE - 6.90%
BUILDING MATERIALS - 2.16%
Vulcan Materials Co.                                  15,000             524,550
                                                                     -----------

ENG./CONST./HOMEBUILDING - 0.85%
United Rentals Inc.**                                 20,000             206,000
                                                                     -----------

R.E.I.T./REAL ESTATE - 3.89%
Archstone Community Trust                             15,000             342,000
Duke Realty Corp.                                     22,000             602,800
                                                                     -----------
                                                                         944,800
                                                                     -----------

TOTAL BUILDING/REAL ESTATE                                             1,675,350
                                                                     -----------

CONSUMER DURABLES - 1.59%
HOUSEHOLD GOODS - 1.59%
Eastman Kodak Co.                                      5,500             164,505
LA-Z-Boy Inc.                                         11,400             222,642
                                                                     -----------
                                                                         387,147
                                                                     -----------

TOTAL CONSUMER DURABLES                                                  387,147
                                                                     -----------

CONSUMER STAPLES - 8.27%
FOOD/BEVERAGE - 2.54%
Albertson's, Inc.                                     31,100              617,646
                                                                     -----------

PACKAGED GOODS - 2.16%
Avon Products, Inc.                                    9,000              523,530
                                                                     -----------

RETAIL - 3.57%

Dollar General Corp.                                  20,000         $   290,800
May Department Stores                                  6,700             144,854
Target Corp.                                          12,900             431,376
                                                                     -----------
                                                                         867,030
                                                                     -----------

TOTAL CONSUMER STAPLES                                                 2,008,206
                                                                     -----------

ELECTRIC & GAS UTILITIES - 6.18%
ELECTRIC UTILITIES - 3.32%
Duke Energy Corp.                                     20,400             358,836
Xcel Energy Inc.                                      33,190             448,729
                                                                     -----------
                                                                         807,565
                                                                     -----------

GAS UTILITIES - 2.86%
Questar Corp.                                         23,000             694,600
                                                                     -----------

TOTAL ELECTRIC & GAS UTILITIES                                         1,502,165
                                                                     -----------

ENERGY - 10.26%
OIL FIELD SERVICES - 2.13%
Baker Hughes, Inc.                                    16,000             448,000
Veritas DGC Inc.**                                    10,000              68,500
                                                                     -----------
                                                                         516,500
                                                                     -----------

OIL & GAS - 8.13%
BP PLC                                                15,780             608,161
Valero Energy                                         18,500             679,875
Westport Resources Corp.**                            33,000             687,720
                                                                     -----------
                                                                       1,975,756
                                                                     -----------
TOTAL ENERGY                                                           2,492,256
                                                                     -----------

FINANCIAL - 9.98%
BANKS/S & L/FINANCE/LEASE - 3.69%
PNC Financial Services Group                           9,100             399,490
Wachovia Corp.                                        13,000             496,730
                                                                     -----------
                                                                         896,220
                                                                     -----------

BROKERS/FINANCIAL SERVICES - 4.00%
Gallagher Arthur J & Co.                              12,900             322,371
Marsh & McLennan Cos., Inc.                           13,600             648,448
                                                                     -----------
                                                                         970,819
                                                                     -----------

                                                      SHARES              VALUE*
                                                      ------              ------
INSURANCE - 2.29%
Allstate Corp.                                        14,720         $   556,269
                                                                     -----------

TOTAL FINANCIAL                                                        2,423,308
                                                                     -----------

HEALTHCARE - 16.12%
DRUGS - 11.61%
Abbott Laboratories                                   22,100             897,923
AMGEN, Inc.**                                         15,000             919,500
Barr Laboratories Inc.**                               6,000             333,600
Merck & Co Inc.                                        6,000             349,080
Mylan Laboratories                                    11,250             318,038
                                                                     -----------
                                                                       2,818,141
                                                                     -----------

MEDICAL PRODUCTS - 4.51%
Cardinal Health, Inc.                                  9,000             497,520
Pall Corp.                                            28,300             597,696
                                                                     -----------
                                                                       1,095,216
                                                                     -----------

TOTAL HEALTHCARE                                                       3,913,357
                                                                     -----------

INDUSTRIAL PRODUCTS & SERVICES - 12.84%
AEROSPACE - 1.01%
Boeing Co                                              9,000             245,520
                                                                     -----------

ELECTRICAL PRODUCTS - 2.59%
Emerson Electric Co.                                  12,400             628,680
                                                                     -----------

INDUSTRIAL COMPONENTS - 7.55%
Ingersoll Rand Co. Class A                            14,000             617,120
Kennametal, Inc.                                      18,100             569,969
Snap On, Inc.                                         22,000             645,700
                                                                     -----------
                                                                       1,832,789
                                                                     -----------

BUSINESS INFO/SERV. - 1.69%
Maximus Inc.**                                        17,000             409,700
                                                                     -----------

TOTAL INDUSTRIAL PRODUCTS & SERVICES                                   3,116,689
                                                                     -----------

TECHNOLOGY - 11.31%
COMPUTERS/PERIPHERAL - 4.88%
Hewlett-Packard Co.                                   31,100             506,930
                                                                     -----------

International Business Machines Corp.                 8,000          $   679,200
                                                                     -----------
                                                                       1,186,130
                                                                     -----------
ELECTRONICS - 3.77%
Anixter International, Inc.**                         18,700             429,726
Flextronics International**                           40,000             350,000
Motorola, Inc.                                        17,000             134,470
                                                                     -----------
                                                                         914,196
                                                                     -----------

SOFTWARE/SYSTEM SUPPORT - 2.66%
Electronic Data Systems Corp.                         14,000             254,100
FileNET Corp.**                                       25,500             392,445
                                                                     -----------
                                                                         646,545
                                                                     -----------

TOTAL TECHNOLOGY                                                       2,746,871
                                                                     -----------

TELECOMMUNICATIONS - 5.15%
COMMUNICATIONS - 5.15%
Bellsouth Corp.                                       24,100             614,309
Verizon Communications, Inc.                          17,000             635,460
                                                                     -----------
                                                                       1,249,769
                                                                     -----------

TOTAL TELECOMMUNICATIONS                                               1,249,769
                                                                     -----------

TRANSPORTATION - 2.97%
RAILS/TRUCK/MARINE - 2.97%
Teekay Shipping Corp.                                 13,000             493,350
U.S. Freightways Corp.                                 8,000             228,080
                                                                     -----------
                                                                         721,430
                                                                     -----------
TOTAL TRANSPORTATION                                                     721,430
                                                                     -----------

TOTAL COMMON STOCKS                                                   23,566,262
                                                                     -----------
  (Cost $17,241,897)

                                                      SHARES              VALUE*
                                                      ------              ------
SHORT-TERM INVESTMENTS - 2.92%
MUTUAL FUNDS - 2.92%
Fifth Third C/P Fund ***                              707,961       $    707,961
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $707,961)                                                       707,961
                                                                    ------------

TOTAL INVESTMENTS
   (Cost $17,949,858)                                  99.97%         24,274,223

Other Assets in Excess
     of Liabilities                                     0.03%              6,907
                                                      ------        ------------

NET ASSETS                                            100.00%       $ 24,281,130
                                                      ======        ============

* See note 1 to financial statements.
** Denotes non-income producing security.
*** Related party.

STATEMENTS OF INVESTMENTS

ARISTATA QUALITY BOND FUND
APRIL 30, 2003


DUE                                          BOND RATING**         PRINCIPAL
DATE                         COUPON           MOODY'S/S&P            AMOUNT               VALUE*
----                         ------          ------------          ---------              ------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS - 35.98%
U.S. TREASURY NOTES - 10.43%
07/15/06                      7.000%               Aaa/AAA         $ 650,000          $  748,541
08/15/11                      5.000%               Aaa/AAA           690,000             755,766
08/15/12                      4.375%               Aaa/AAA           200,000             208,883
                                                                                      ----------
                                                                                       1,713,190
                                                                                      ----------

U.S. TREASURY BONDS - 2.77%
05/15/10                     10.000%               Aaa/AAA           390,000             454,792
                                                                                      ----------
                                                                                         454,792
                                                                                      ----------

FEDERAL HOME LOAN BANK - 12.32%
08/19/09                      7.050%               Aaa/AAA           120,000             128,077
01/12/10                      7.155%               Aaa/AAA           120,000             129,638
07/25/11                      6.500%               Aaa/AAA            85,000              85,952
04/15/13                      5.050%               Aaa/AAA           200,000             203,804
09/05/13                      6.450%               Aaa/AAA           100,000             101,700
02/09/15                      8.000%               Aaa/AAA           100,000             110,538
08/14/15                      8.000%               Aaa/AAA           100,000             101,860
08/10/16                      6.700%               Aaa/AAA           230,000             242,887
12/29/16                      6.650%               Aaa/AAA            50,000              51,565
02/13/17                      6.700%               Aaa/AAA           100,000             103,722
03/08/17                      6.500%               Aaa/AAA           100,000             103,737
08/14/17                      6.350%               Aaa/AAA           200,000             202,343
11/20/17                      6.000%               Aaa/AAA           200,000             203,383
01/24/18                      5.740%               Aaa/AAA           125,000             128,291
05/09/18                      5.350%               Aaa/AAA           125,000             125,000
                                                                                      ----------
                                                                                       2,022,497
                                                                                      ----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.68%
10/12/16                      6.105%               Aaa/AAA          190,000              197,587
10/03/17                      6.000%               Aaa/AAA          200,000              202,756
11/07/17                      6.050%               Aaa/AAA          200,000              203,345
                                                                                      ----------
                                                                                         603,688
                                                                                      ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 6.78%
03/10/16                      8.200%               Aaa/AAA            55,000              74,209
10/25/16                      6.100%               Aaa/AAA           120,000             125,424
12/28/16                      6.780%               Aaa/AAA            70,000              77,740
04/24/17                      6.500%               Aaa/AAA            70,000              76,970
06/13/17                      6.250%               Aaa/AAA            70,000              70,345
06/27/17                      6.610%               Aaa/AAA            70,000              70,507
11/07/17                      5.750%               Aaa/AAA           200,000             206,728

DUE                                          BOND RATING**         PRINCIPAL
DATE                         COUPON           MOODY'S/S&P            AMOUNT               VALUE*
----                         ------          ------------          ---------              ------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)

11/13/17                      6.040%               Aaa/AAA         $ 200,000          $  207,146
12/19/17                      6.060%               Aaa/AAA           200,000             204,095
                                                                                      ----------
                                                                                       1,113,164
                                                                                      ----------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $5,507,212)                                                                    5,907,331
                                                                                      ----------

CORPORATE BONDS - 56.91%
COMMUNICATIONS - 5.15%
Bellsouth Corp.
10/15/11                      6.000%                 A1/A+           120,000             133,614
New York Telephone Co.
02/15/04                      6.250%                 A2/A+           230,000             238,662
SBC Communications Inc.
03/15/11                      6.250%                A1/AA-           120,000             134,121
Southern New England Telephone Co.
12/15/03                      6.125%                Aa3/AA           330,000             339,725
                                                                                      ----------

TOTAL COMMUNICATIONS                                                                     846,122
                                                                                      ----------

ELECTRIC UTILITIES - 0.84%
Gulf Power Co.
08/15/04                      7.050%                  A2/A           130,000             138,731
                                                                                      ----------

TOTAL ELECTRIC UTILITIES                                                                 138,731
                                                                                      ----------

FINANCIAL - 21.07%
AUTOMOBILE - 1.22%
Toyota Motor Credit
12/15/08                      5.500%               Aa1/AAA           180,000             199,972
                                                                                      ----------

BANKS/S & L/FINANCE/LEASE - 9.14%
Bank of America Corp.
05/12/05                      7.125%                Aa2/A+           230,000             254,008
Citicorp
08/15/05                      6.750%                Aa2/A+           330,000             364,286
First Bank System
10/15/03                      6.000%                  A1/A           230,000             234,809
National City Corp.
05/15/19                      6.875%                  A2/A         $ 280,000          $  324,577
Wells Fargo & Co.
02/01/11                      6.450%                Aa2/A+           100,000             114,919
Wells Fargo & Co.
11/15/14                      5.000%                 Aa3/A           200,000             207,068
                                                                                      ----------
                                                                                       1,499,667
                                                                                      ----------

BROKERS/FINANCIAL SERVICES -   9.12%
Bear Stearns Co.
03/01/07                      7.000%                  A2/A           120,000             136,619
Charles Schwab Corp.
03/01/10                      8.050%                 A3/A-           210,000             247,824
Credit Suisse First Boston Inc.
11/15/11                      6.125%               Aa3/AA-           300,000             326,322
Goldman Sachs Group Inc.
01/15/11                      6.875%                Aa3/A+           120,000             138,182
Merrill Lynch & Co.
04/27/08                      7.000%                Aa3/A+           330,000             379,181
Morgan Stanley Dean Witter & Co.
01/15/07                      8.330%                Aa3/A+           230,000             269,284
                                                                                      ----------
                                                                                       1,497,412
                                                                                      ----------

INSURANCE - 1.59%
Allstate Insurance Corp.
06/15/03                      6.750%                  A1/A           260,000             261,565
                                                                                      ----------

TOTAL FINANCIAL                                                                        3,458,616
                                                                                      ----------

INDUSTRIAL - 29.85%
AEROSPACE - 4.69%
Boeing Co.
06/15/03                      6.350%                 A2/A+           230,000             231,191
Boeing Co.
02/15/13                      5.125%                 A2/A+           275,000             278,991
United Technologies Corp.
05/15/12                      6.100%                 A2/A+           230,000             260,066
                                                                                      ----------
                                                                                         770,248
                                                                                      ----------

BROADCASTING/ENTERTAINMENT - 1.54%
Walt Disney Co.
03/30/06                      6.750%             Baa1/BBB+           230,000             252,444
                                                                                      ----------

DUE                                          BOND RATING**         PRINCIPAL
DATE                         COUPON           MOODY'S/S&P             AMOUNT              VALUE*
----                         ------          -------------         ---------              ------
CHEMICALS - 2.94%
Dow Chemical Co.
02/01/11                      6.125%                  A3/A         $ 350,000          $  377,081
E. I. duPont de Nemours & Co.
03/15/04                      8.125%               Aa3/AA-           100,000             105,778
                                                                                      ----------
                                                                                         482,859
                                                                                      ----------

COMPUTER/PERIPHERAL - 1.28%
Hewlett Packard Co.
06/15/05                      7.150%                 A2/A-           190,000             209,257
                                                                                      ----------
                                                                                         209,257
                                                                                      ----------

DRUGS - 2.18%
Bristol-Myers Squibb Co.
10/01/06                      4.750%               Aa2/AAA           230,000             244,593
Eli Lilly & Co.
03/15/12                      6.000%                Aa3/AA           100,000             113,188
                                                                                      ----------
                                                                                         357,781
                                                                                      ----------

FOOD/BEVERAGE - 4.27%
Albertson's, Inc.
08/01/09                      6.950%             Baa1/BBB+            70,000              79,214
Archer Daniels Midland Co.
05/15/03                      6.250%               Aa3/AA-           330,000             330,450
Coca Cola Enterprises Inc.
08/15/11                      6.125%                 A2/A+           140,000             157,471
Sara Lee Corp.
09/15/11                      6.250%                 A3/A+           120,000             134,466
                                                                                      ----------
                                                                                         701,601
                                                                                      ----------

HOUSEHOLD GOODS - 2.34%
Kimberly Clark Corp
02/15/12                      5.625%                Aa2/AA           350,000             383,987
                                                                                      ----------
                                                                                         383,987
                                                                                      ----------

METALS - 2.01%
Alcan Aluminum Ltd.
11/01/08                      6.250%                 A2/A-           290,000             329,710
                                                                                      ----------

PACKAGED GOODS - 2.96%
Fortune Brands, Inc.
04/01/08                      6.250%                  A2/A           230,000             252,888
Estee Lauder Inc.
01/15/12                      6.000%                 A1/A+           210,000             233,113
                                                                                      ----------
                                                                                         486,001
                                                                                      ----------

PAPER/PACKAGING - 2.45%
Avery Dennison Corp.
04/15/05                      6.750%                  A2/A         $ 370,000          $  402,851
                                                                                      ----------

RESTAURANTS - 1.27%
McDonalds Corp.
04/15/11                      6.000%                 A2/A+           190,000             208,540
                                                                                      ----------
                                                                                         208,540
                                                                                      ----------
RETAIL - 1.92%
Target Corp.
04/01/07                       5.50%                 A2/A+           170,000             184,345
03/01/12                       5.88%                 A2/A+           120,000             131,181
                                                                                      ----------
                                                                                         315,526
                                                                                      ----------
TOTAL INDUSTRIAL                                                                       4,900,805
                                                                                      ----------

TOTAL CORPORATE BONDS
  (Cost $8,575,785)                                                                    9,344,274
                                                                                      ----------
                                                                      SHARES
                                                                     -------
SHORT-TERM INVESTMENTS
MUTUAL FUNDS - 6.28%
Fifth Third C/P Fund ***                                             317,107             317,107
Fifth Third Treasury Fund ***                                        713,483             713,483
                                                                                      ----------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,030,590)                                                                   1,030,590
                                                                                      ----------
TOTAL INVESTMENTS                                                      99.17%         16,282,195
  (Cost $15,113,587)

Other Assets in Excess
  of Liabilities                                                        0.83%            135,700
                                                                     -------          ----------

NET ASSETS                                                            100.00%         16,417,895
                                                                     =======          ==========

* See note 1 to financial statements.
** Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at April 30, 2003. Ratings are not covered by the Report of Independent Auditors.
*** Related party.

STATEMENTS OF INVESTMENTS

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
APRIL 30, 2003

DUE                                          BOND RATING**         PRINCIPAL
DATE                         COUPON           MOODY'S/S&P             AMOUNT              VALUE*
----                         ------          -------------         ---------              ------
COLORADO MUNICIPAL OBLIGATIONS - 96.32%
PREREFUNDED - 9.40%
Cherry Creek County School District, FSA
12/01/17                      5.750%               Aaa/AAA         $ 100,000          $  118,056
Colorado Dept of Transportation, AMBAC
06/15/15                      5.700%               Aaa/AAA           250,000             292,890
Platte River Power Authority, Rev
06/01/18                      5.750%                Aaa/AA           900,000             901,944
                                                                                      ----------

TOTAL PREREFUNDED
  (Cost $1,074,433)                                                                    1,312,890
                                                                                      ----------

GENERAL OBLIGATION BONDS - 34.91%
Adams County
School District #12, FGIC
12/15/09                      5.250%               Aaa/AAA           500,000             559,405
Adams County
School District #50
12/01/10                      5.250%                 A1/AA           500,000             542,955
Aspen, Colorado
Housing, Series B
12/01/20                      5.000%                Aa3/NR           175,000             180,061
Basalt Colorado
Sanitation District, AMBAC
12/01/18                      5.000%                Aaa/NR           125,000             133,275
Boulder County Open Space
06/15/08                      5.100%                 NR/AA           200,000             217,632
Boulder Valley
School District #Re-2, FGIC
12/01/13                      5.000%               Aaa/AAA           150,000             160,782
Carbon Valley Pk & Rec, AMBAC
12/01/19                      4.650%                NR/AAA           150,000             155,444
Clear Creek County
School District #Re-1, FSA
12/01/13                      4.300%                NR/AAA           125,000             132,289
Denver Colorado City & County
08/01/14                      5.000%               Aa1/AA+           100,000             107,795
Denver Colorado City & County
10/01/16                      4.000%               Aa1/AA+           125,000             125,425
El Paso County
School District #20, FGIC
12/15/07                      3.750%               Aaa/AAA           150,000             160,428
Garfield County School District, FSA
12/01/15                      4.300%                Aaa/NR         $ 125,000          $  130,123
Parker Colorado Property
District 1, AMBAC
12/01/12                      4.550%               Aaa/AAA           175,000             187,630
Pitkin County
School District 1, FGIC
12/01/20                      5.000%               Aaa/AAA           150,000             157,710
San Miguel County
School District #R-1, MBIA
12/01/06                      5.200%               Aaa/AAA           250,000             280,293
South Suburban Park &
Recreation District, FGIC
12/15/06                      5.050%               Aaa/AAA           500,000             530,785
Summit County
School District #Re-1, FGIC
12/01/07                      5.250%               Aaa/AAA           500,000             549,130
Thornton, FSA
12/01/07                      5.150%               Aaa/AAA           500,000             564,820
                                                                                      ----------

TOTAL GENERAL OBLIGATION BONDS
  (Cost $4,489,375)                                                                    4,875,982
                                                                                      ----------

REVENUE BONDS - 52.01%
EDUCATION - 7.95%
Colorado EDL & Cultural
12/01/16                      6.000%                 NR/AA           125,000             143,498
Colorado EDL & Cultural, AMBAC
06/01/20                      5.000%               Aaa/AAA           200,000             209,764
12/01/21                      5.000%                Aaa/NR           150,000             156,722
Colorado School of Mines, AMBAC
12/01/30                      5.000%               AAA/AAA           100,000             102,118
Colorado State Board of Agriculture
Research Revenue, AMBAC
12/01/10                      4.300%                Aaa/NR           175,000             180,194
University of Colorado Enterprise
  System Revenue
06/01/16                      5.100%               Aa3/AA-           150,000             162,387
University of Colorado Enterprise
  System Revenue, FGIC
06/01/24                      5.000%               Aaa/AAA           150,000             155,089
                                                                                      ----------
                                                                                       1,109,772
                                                                                      ----------

DUE                                          BOND RATING**         PRINCIPAL
DATE                         COUPON           MOODY'S/S&P             AMOUNT              VALUE*
----                         ------          -------------         ---------              ------
REVENUE BONDS (CONTINUED)
FINANCE - 11.63%

Aspen Colorado Sales Tax
11/01/10                      5.000%                 NR/A-          $120,000            $130,800
Boulder Colorado Sales Tax, AMBAC
08/15/13                      5.150%               Aaa/AAA           100,000             108,744
Delta CO Sales & Use Tax, FSA
12/01/11                      4.000%                Aaa/NR           100,000             104,910
Douglas County Sales & Use Tax, MBIA
10/15/07                      5.250%                AaaAAA           300,000             332,505
Douglas County Sales/Use Tax,MBIA
10/15/15                      4.000%               Aaa/AAA           100,000             101,687
Durango Colorado Sales & Use Tax, FGIC
12/01/16                      5.500%               Aaa/AAA           200,000             223,546
Greeley Co Sales & Use Tax, AMBAC
10/01/19                      4.400%               Aaa/AAA           125,000             127,246
Jefferson County Open Space, FGIC
11/01/19                      5.000%               Aaa/AAA           100,000             104,551
Larimar County Courts Certificate, FSA
12/15/11                      3.800%               Aaa/AAA           150,000             155,163
Pitkin County Sales Tax, FSA
12/01/11                      4.000%               Aaa/AAA           125,000             131,138
Vail CO Sales Tax, MBIA
06/01/08                      3.350%                Aaa/NR           100,000             104,142
                                                                                      ----------
                                                                                       1,624,432
                                                                                      ----------

HOSPITAL - 1.74%
University of Colorado Hospital Authority, AMBAC
11/15/09                      5.000%                Aaa/NR           220,000             242,858
                                                                                      ----------

MISCELLANEOUS-OTHER - 2.22%
Boulder County CO (Atmospheric Research), MBIA
09/01/22                      5.000%               Aaa/AAA           200,000             207,600
Boulder County CO Open Space, MBIA
07/15/14                      4.000%                AaaAAA           100,000             102,348
                                                                                      ----------
                                                                                         309,948
                                                                                      ----------
POWER - 3.31%
Adams County Pollution Control, MBIA
04/01/08                      5.625%               Aaa/AAA           300,000             303,810
Pueblo County Pollution Control, AMBAC
01/01/19                      5.100%               Aaa/AAA           150,000             158,866
                                                                                      ----------
                                                                                         462,676
                                                                                      ----------

TRANSPORTATION - 6.06%
Arapahoe County
Highway E-470, MBIA
08/31/05                      5.150%               Aaa/AAA          $250,000          $  271,643
Colorado Department of Transportation, MBIA
06/15/09                      4.200%               Aaa/AAA           225,000             242,424
Denver City & County Airport, MBIA
11/15/16                      5.750%               Aaa/AAA           300,000             332,997
                                                                                      ----------
                                                                                         847,064
                                                                                      ----------

WATER/SEWER - 19.10%
Boulder Colorado Water & Sewer
12/01/12                      5.300%               Aa2/AA+           125,000             140,312
Broomfield CO Water Activity, MBIA
12/01/22                      4.750%               Aaa/AAA           125,000             127,932
Colorado Springs Utility
11/15/21                      5.000%                Aa2/AA           245,000             255,402
Colorado Water Reservoir & Power
Development Authority
09/01/07                      5.250%               Aaa/AAA           250,000             281,725
East Cherry Creek Water
& Sanitation, MBIA
11/15/17                      4.600%               Aaa/AAA           250,000             261,875
Fort Collins Storm Drainage, AMBAC
12/01/20                      4.875%               Aaa/AAA           250,000             261,662
Fountain Valley Authority
Water Treatment
12/01/07                      5.200%                Aa2/AA           400,000             435,452
Golden CO Water & Waste
11/15/22                      4.950%                Aaa/NR           150,000             156,574
Little Thompson Water District, MBIA
12/01/18                      5.800%                Aaa/NR           150,000             171,191
Pagosa Area Water & Sanitation, MBIA
12/01/14                      4.000%               Aaa/AAA           150,000             153,653
Pleasant View Water and Sanitation District, MBIA
12/01/13                      4.350%               Aaa/AAA           125,000             132,081
Pueblo Colorado Board
Waterworks, FSA
11/01/09                      5.250%               Aaa/AAA           120,000             137,260
St. Charles CO Mesa Water District, MBIA
12/01/20                      4.600%                NR/AAA           150,000             153,428
                                                                                      ----------
                                                                                       2,668,547
                                                                                      ----------

DUE                                          BOND RATING**         PRINCIPAL
DATE                         COUPON           MOODY'S/S&P             AMOUNT              VALUE*
----                         ------          -------------         ---------              ------

TOTAL REVENUE BONDS
  (Cost $6,774,668)                                                                  $  7,265,297
                                                                                     ------------
TOTAL COLORADO MUNICIPAL
  OBLIGATIONS
  (Cost $12,338,476)                                                                   13,454,169
                                                                                     ------------

TOTAL INVESTMENTS
  (Cost $12,338,476)                                                   96.32%          13,454,169

Other Assets in Excess
  of Liabilities                                                        3.68%             514,639
                                                                      ------         ------------

NET ASSETS                                                            100.00%        $ 13,968,808
                                                                      ======         ============

*See note 1 to financial statements.
**Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at April 30, 2003. Ratings are not covered by the Report of Independent Auditors.
***The Aristata Colorado Quality Tax-Exempt Fund had the following insurance concentration greater than 10% at April 30, 2003 (as a percentage of net assets):

              MBIA     23.48%
              FGIC     18.62%
             AMBAC     16.59%
               FSA     10.55%

STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 2003

                                                                                             COLORADO QUALITY
                                                           EQUITY           QUALITY BOND        TAX-EXEMPT
                                                        -----------         -----------      ----------------
ASSETS:
Investments, at value (Cost - see below)                $24,274,223         $16,282,195        $13,454,169
Cash                                                              0                   0            317,711
Dividends receivable                                         33,915                   0                  0
Interest receivable                                             493             242,269            239,301
Receivable for portfolio shares sold                          9,794              50,557                  0
Prepaid and other assets                                      7,781               8,538                603
                                                        -----------         -----------        -----------
         Total assets                                    24,326,206          16,583,559         14,011,784
                                                        -----------         -----------        -----------

LIABILITIES:
Payable for investments purchased                                 0             125,000                  0
Accrued investment advisory fee                              16,363               6,759              5,703
Accrued administration fee                                   10,274               5,137              3,082
Dividends payable                                                 0              15,365             24,899
Other payables                                               18,439              13,403              9,292
                                                        -----------         -----------        -----------
         Total Liabilities                                   45,076             165,664             42,976
                                                        -----------         -----------        -----------
NET ASSETS                                              $24,281,130         $16,417,895        $13,968,808
                                                        ===========         ===========        ===========

COST OF INVESTMENTS                                     $17,949,858         $15,113,587        $12,338,476

COMPOSITION OF NET ASSETS:
Paid in capital                                          19,573,837          16,063,044         12,835,507
(Over)/Undistributed net investment income                    3,581            (224,341)             8,889
Accumulated net realized gain (loss) on investments      (1,620,653)           (589,416)             8,719
Net unrealized appreciation in value of investments       6,324,365           1,168,608          1,115,693
                                                        -----------         -----------        -----------
NET ASSETS                                              $24,281,130         $16,417,895        $13,968,808
                                                        ===========         ===========        ===========

NET ASSET VALUE PER SHARE:
Net Assets                                              $24,281,130         $16,417,895        $13,968,808
Shares of beneficial interest outstanding                 3,751,804           1,651,693          1,403,472
Net asset value and redemption price per share          $      6.47         $      9.94        $      9.95

See notes to financial statements.

STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED APRIL 30, 2003

                                                                                             COLORADO QUALITY
                                                          EQUITY            QUALITY BOND        TAX-EXEMPT
                                                       -----------          -----------      ----------------
INVESTMENT INCOME:
Interest                                               $    14,358           $1,425,966           $668,153
Dividends                                                  812,977                    0                  0
                                                       -----------           ----------           --------
     Total Income                                          827,335            1,425,966            668,153
                                                       -----------           ----------           --------

EXPENSES:
Investment advisory fee (Note 4)                           294,415              119,551             70,929
Administration fee (Note 4)                                162,575               81,289             51,288
Legal                                                        1,811                1,071              1,106
Printing                                                     8,531                6,650              4,712
Registration                                                 3,857                3,255                730
Audit                                                       16,545               17,930             12,275
Custodian                                                    2,420                1,743              1,234
Amortization of organization costs                           6,712                5,449              2,543
Insurance                                                    1,318                  724                286
Other                                                       10,520               14,847              9,396
                                                       -----------           ----------           --------
     Total Expenses Before Waivers                         508,704              252,509            154,499
Expenses waived by investment adviser (Note 4)             (48,846)             (20,299)           (28,735)
Expenses waived by administrator (Note 4)                  (14,520)              (7,261)            (4,357)
                                                       -----------           ----------           --------
     Net Expenses                                          445,338              224,949            121,407
                                                       -----------           ----------           --------

Net Investment Income                                      381,997            1,201,017            546,746
                                                       -----------           ----------           --------

Net realized gain on investments                         4,597,536            1,103,817              8,795
Change in net unrealized appreciation/depreciation     (18,777,911)              80,383            418,742
                                                       -----------           ----------           --------
Net gain (loss) on investments                         (14,180,375)           1,184,200            427,537
                                                       -----------           ----------           --------

Net Increase (Decrease) in Net Assets From Operations  (13,798,378)           2,385,217            974,283
                                                       ===========           ==========           ========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             EQUITY FUND
                                                      -------------------------------------------------------
                                                         FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                           APRIL 30, 2003                 APRIL 30, 2002
                                                      -----------------------         -----------------------
OPERATIONS:
  Net investment income                                    $    381,997                    $   737,580
  Net realized gain on investments                            4,597,536                      1,149,665
  Change in net unrealized appreciation/depreciation        (18,777,911)                    (5,330,742)
                                                           ------------                    -----------
  Net decrease in net assets from operations                (13,798,378)                    (3,443,497)
                                                           ------------                    -----------

DISTRIBUTIONS:
  From net investment income                                   (407,670)                      (716,846)
  From net realized gain                                     (2,115,710)                    (4,306,409)
                                                           ------------                    -----------
  Net decrease in net assets from distributions              (2,523,380)                    (5,023,255)
                                                           ------------                    -----------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                3,844,850                     10,036,755
  Reinvested dividends                                        2,123,577                      4,166,631
  Cost of shares redeemed                                   (33,063,463)                    (6,745,326)
                                                           ------------                    -----------
  Net increase (decrease) in net assets from
     share transactions                                     (27,095,036)                      7,458,060

NET DECREASE IN NET ASSETS                                  (43,416,794)                    (1,008,692)
                                                           ------------                    -----------

NET ASSETS:
  Beginning of period                                        67,697,924                     68,706,616
                                                           ------------                    -----------
  END OF PERIOD*                                           $ 24,281,130                    $67,697,924
                                                           ============                    ===========

*Includes undistributed net investment income of:          $      3,581                    $    29,254

See notes to financial statements.

                                                                         QUALITY BOND FUND
                                                      -------------------------------------------------------
                                                         FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                           APRIL 30, 2003                 APRIL 30, 2002
                                                      -----------------------         -----------------------
OPERATIONS:
  Net investment income                                    $  1,201,017                   $  2,475,299
  Net realized gain on investments                            1,103,817                         21,263
  Change in net unrealized appreciation/depreciation             80,383                        (56,473)
                                                           ------------                   ------------
  Net increase in net assets from operations                  2,385,217                      2,440,089
                                                           ------------                   ------------

DISTRIBUTIONS:
  From net investment income                                 (1,509,224)                    (2,438,114)
                                                           ------------                   ------------
  Net decrease in net assets from distributions              (1,509,224)                    (2,438,114)
                                                           ------------                   ------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                3,306,781                      7,651,553
  Reinvested dividends                                        1,067,814                      2,080,332
  Cost of shares redeemed                                   (30,655,057)                   (10,310,936)
                                                           ------------                   ------------
  Net decrease in net assets from
     share transactions                                     (26,280,462)                      (579,051)

NET DECREASE IN NET ASSETS                                  (25,404,469)                      (577,076)
                                                           ------------                   ------------

NET ASSETS:
  Beginning of period                                        41,822,364                     42,399,440
                                                           ------------                   ------------
  END OF PERIOD*                                           $ 16,417,895                   $ 41,822,364
                                                           ============                   ============

*Includes (over)/undistributed net investment income of:   $   (224,341)                  $     83,866

See notes to financial statements.

                                                                   COLORADO QUALITY TAX-EXEMPT FUND
                                                      -------------------------------------------------------
                                                         FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                                           APRIL 30, 2003                 APRIL 30, 2002
                                                      -----------------------         -----------------------
OPERATIONS:
  Net investment income                                    $    546,746                  $    596,555
  Net realized gain on investments                                8,795                        19,905
  Change in net unrealized appreciation/depreciation            418,742                        83,756
                                                           ------------                  ------------
  Net increase in net assets from operations                    974,283                       700,216
                                                           ------------                  ------------

DISTRIBUTIONS:
  From net investment income                                   (546,152)                     (588,751)
  From net realized gain                                         (6,020)                      (25,572)
                                                           ------------                  ------------
  Net decrease in net assets from distributions                (552,172)                     (614,323)
                                                           ------------                  ------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                1,634,243                     1,460,346
  Reinvested dividends                                          174,495                       160,965
  Cost of shares redeemed                                    (1,612,115)                   (1,081,879)
                                                           ------------                  ------------
  Net increase in net assets from
     share transactions                                         196,623                       539,432

NET INCREASE IN NET ASSETS                                      618,734                       625,325
                                                           ------------                  ------------

NET ASSETS:
  Beginning of period                                        13,350,074                    12,724,749
                                                           ------------                  ------------
  END OF PERIOD*                                           $ 13,968,808                  $ 13,350,074
                                                           ============                  ============

*Includes undistributed net investment income of:          $      8,889                  $      7,188

See notes to financial statements.

FINANCIAL HIGHLIGHTS - EQUITY FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                      FOR THE YEAR ENDED APRIL 30,
                                                    2003           2002           2001           2000           1999
                                                 ----------     ----------     ----------     ----------     ----------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period            $     8.22     $     9.34     $     9.34     $    11.11     $    10.44
                                                 ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                                0.07           0.10           0.11           0.12           0.14
  Net realized and unrealized gain (loss)
     on investments                                   (1.49)         (0.58)          0.78          (0.01)          0.81
                                                 ----------     ----------     ----------     ----------     ----------
  Total income (loss) from investment
     operations                                       (1.42)         (0.48)          0.89           0.11           0.95
                                                 ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
  From net investment income                          (0.07)         (0.09)         (0.11)         (0.12)         (0.14)
  From net realized gain                              (0.26)         (0.55)         (0.78)         (1.76)         (0.14)
                                                 ----------     ----------     ----------     ----------     ----------
  Total distributions                                 (0.33)         (0.64)         (0.89)         (1.88)         (0.28)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value - end of period                  $     6.47     $     8.22     $     9.34     $     9.34     $    11.11
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                         (17.25)%        (4.99)%        10.31%          2.23%          9.39%
                                                 ==========     ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $   24,281     $   67,698     $   68,707     $   73,076     $   94,373
                                                 ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets                1.29%          1.05%          1.05%          1.01%          0.95%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of net investment income to
  average net assets                                   1.10%          1.10%          1.14%          1.20%          1.41%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of expenses to average net
  assets without fee waivers                           1.47%          1.17%          1.16%          1.09%          1.11%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of net investment income to
  average net assets without fee waivers               0.92%          0.99%          1.03%          1.12%          1.25%
                                                 ==========     ==========     ==========     ==========     ==========

Portfolio turnover rate                               17.82%         24.12%         27.47%         16.63%         25.26%
                                                 ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS - QUALITY BOND FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                      FOR THE YEAR ENDED APRIL 30,
                                                    2003           2002           2001           2000           1999
                                                 ----------     ----------     ----------     ----------     ----------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period            $     9.75     $     9.75     $     9.32     $     9.88     $     9.97
                                                 ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                                0.51           0.57           0.60           0.59           0.62
  Net realized and unrealized gain (loss)
     on investments                                    0.34          (0.01)          0.43          (0.57)         (0.08)
                                                 ----------     ----------     ----------     ----------     ----------

  Total income from investment operations              0.85           0.56           1.03           0.02           0.54
                                                 ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
  From net investment income                          (0.66)         (0.56)         (0.60)         (0.58)         (0.61)
  From net realized gain                                  -              -              -              -          (0.02)
                                                 ----------     ----------     ----------     ----------     ----------
  Total distributions                                 (0.66)         (0.56)         (0.60)         (0.58)         (0.63)
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value - end of period                  $     9.94     $     9.75     $     9.75     $     9.32     $     9.88
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                           8.93%          5.85%         11.33%          0.28%          5.49%
                                                 ==========     ==========     ==========     ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $   16,418     $   41,822     $   42,399     $   42,408     $   51,980
                                                 ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets                0.94%          0.70%          0.70%          0.68%          0.65%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of net investment income to
  average net assets                                   5.02%          5.75%          6.25%          6.16%          6.10%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of expenses to average net
  assets without fee waivers                           1.06%          0.77%          0.79%          0.75%          0.76%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of net investment income to
  average net assets without fee waivers               4.91%          5.67%          6.16%          6.10%          5.99%
                                                 ==========     ==========     ==========     ==========     ==========

Portfolio turnover rate                               20.41%         32.04%         15.72%         10.06%          9.79%
                                                 ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS - COLORADO QUALITY TAX-EXEMPT FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                      FOR THE YEAR ENDED APRIL 30,
                                                    2003           2002           2001           2000           1999
                                                 ----------     ----------     ----------     ----------     ----------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period            $     9.65     $     9.58     $     9.35     $     9.89     $     9.94
                                                 ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income                                0.38           0.45           0.46           0.46           0.49
  Net realized and unrealized gain (loss)
     on investments                                    0.30           0.08           0.23          (0.45)          0.04
                                                 ----------     ----------     ----------     ----------     ----------

  Total income from investment operations              0.68           0.53           0.69           0.01           0.53
                                                 ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
  From net investment income                          (0.38)         (0.44)         (0.46)         (0.46)         (0.49)
  From net realized gain                                  -          (0.02)             -          (0.09)         (0.09)
                                                 ----------     ----------     ----------     ----------     ----------
  Total distributions                                 (0.38)         (0.46)         (0.46)         (0.55)         (0.58)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value - end of period                  $     9.95     $     9.65     $     9.58     $     9.35     $     9.89
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                           7.19%          5.62%          7.50%          0.16%          5.40%
                                                 ==========     ==========     ==========     ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $   13,969     $   13,350     $   12,725     $   13,799     $   17,502
                                                 ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets                0.86%          0.50%          0.50%          0.48%          0.45%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of net investment income to
  average net assets                                   3.86%          4.57%          4.81%          4.85%          4.85%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of expenses to average net assets
  without fee waivers and reimbursements               1.09%          1.03%          1.04%          0.93%          0.91%
                                                 ==========     ==========     ==========     ==========     ==========
Ratio of net investment income to
  average net assets without fee
  waivers and reimbursements                           3.62%          4.04%          4.27%          4.41%          4.40%
                                                 ==========     ==========     ==========     ==========     ==========

Portfolio turnover rate                               17.79%         15.91%          9.29%         12.41%          7.86%
                                                 ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's Aristata Family of Funds. The Aristata Family of Funds includes the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund. The financial statements of the remaining portfolios of the Trust are presented separately.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     At April 30, 2003, the Aristata Equity Fund had available for federal income tax purposes an unused capital loss carryover of $1,262,844 expiring April 30, 2011. At April 30, 2003, the Aristata Quality Bond Fund had available for federal income tax purposes unused capital loss carryovers of $89,177, 344,380, and 168,538 expiring April 30, 2008, 2009, and 2010, respectively.

     EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     DIVIDENDS: The Equity Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net investment income are declared daily and paid monthly for the Quality Bond and Colorado Quality Tax-Exempt Funds. Dividends from net realized gains, if any, are declared at least once a year for each of the Funds. Dividends to shareholders are recorded on the ex-dividend date.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain (loss) was recorded by the Fund.

The tax character of the distributions paid by the Funds during the last two fiscal years ended April 30, 2003 and 2002, respectively, were as follows:

                                     EQUITY                 QUALITY BOND             COLORADO TAX-EXEMPT
                                2003        2002         2003         2002           2003          2002
                            ----------------------    ------------------------    ------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income             $   407,670  $   716,846  $ 1,509,224   $ 2,438,114            -             -
Tax-Exempt Income                     -            -            -             -    $ 546,152     $ 588,751
Long-Term Capital Gain        2,115,710    4,306,409            -             -        6,020        25,572
                            -----------  -----------  -----------   -----------    ---------     ---------
  Total                     $ 2,523,380  $ 5,023,255  $ 1,509,224   $ 2,438,114    $ 552,172     $ 614,323
                            ===========  ===========  ===========   ===========    =========     =========

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                               EQUITY           QUALITY BOND     COLORADO TAX-EXEMPT
                                            -----------         ------------     -------------------
(Over)/Undistributed ordinary income        $     3,581          $ (224,341)             $     8,889
Accumulated net realized gain (loss)         (1,620,653)           (589,416)                   8,719
Net unrealized appreciation                   5,966,556           1,232,598                1,175,352
                                            -----------          ----------              -----------
  Total                                     $ 4,349,484          $  418,841              $ 1,192,960
                                            ===========          ==========              ===========

     For the year ended April 30, 2002, the effect of certain differences was reclassified. Accordingly, $5,252,075 and $1,033,957 has been reclassified to paid in capital from accumulated realized gain (loss) on the Aristata Equity and Quality Bond Funds, respectively.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

     On April 30, 2003, there was an unlimited number of no par value shares of beneficial interest authorized for each fund. Transactions in shares of beneficial interest were as follows:

                                                                                                       COLORADO QUALITY
                                        EQUITY FUND                  QUALITY BOND FUND                  TAX-EXEMPT FUND
                               ------------------------------   ------------------------------   ------------------------------
                                FOR THE YEAR ENDED APRIL 30,     FOR THE YEAR ENDED APRIL 30,     FOR THE YEAR ENDED APRIL 30,
                                     2003           2002              2003          2002              2003           2002
                               --------------  --------------   -------------  ---------------   ------------   ---------------
Shares sold                          561,873     1,165,039           332,813       777,947           166,288       151,024
Shares issued as
  reinvestment of dividends          320,954       510,929           107,672       211,573            17,732        16,659
Shares redeemed                   (5,369,477)     (792,641)       (3,079,605)   (1,047,977)         (163,977)     (112,531)
                                  ----------     ---------        ----------    ----------          --------      --------
Net Increase (Decrease)           (4,486,650)      883,327        (2,639,120)      (58,457)           20,043        55,152
                                  ==========     =========        ==========    ==========          ========      ========

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

                                                                                      COLORADO QUALITY
                                     EQUITY FUND           QUALITY BOND FUND          TAX-EXEMPT FUND
                                    ------------           -----------------          ----------------
As of April 30, 2003
Gross appreciation (excess of
  value over tax cost)              $  7,112,427             $   1,232,679           $    1,175,352
Gross depreciation (excess of
  tax cost over value)                (1,145,871)                      (81)                       -
                                    ------------             -------------           --------------
Net unrealized appreciation         $  5,966,556             $   1,232,598           $    1,175,352
                                    ============             =============           ==============
Cost of investments for income
  tax purposes                      $ 18,307,667             $  15,049,597           $   12,278,817

4. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

          Tempest Investment Counselors, Inc. (the "Adviser") serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the "Advisory Agreements") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.85%, 0.50% and 0.50% of the average net assets for the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund, respectively. Prior to October 1, 2002, the Adviser voluntarily agreed to waive a portion of its fees and/or reimburse fund expenses to the extent necessary for the Equity, Quality Bond and Colorado Quality Tax-Exempt Funds to maintain a total expense ratio of nor more than 1.05%, 0.70% and 0.50%, respectively.

          ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to each Fund. ALPS is entitled to receive a fee from each Fund, computed daily and payable monthly, at the annual rate of .20% of the average net assets of each Fund, subject to a minimum annual fee, effective October 1, 2002, of $150,000 for the Equity Fund, $75,000 for the Quality Bond Fund and $45,000 for the Colorado Quality Tax-Exempt Fund. In addition to administration services, the administration fee also covers the costs of fund accounting, shareholder servicing and transfer agency. ALPS has voluntarily agreed to waive its minimum annual fees to $125,000, $62,500, and $37,500 for the Aristata Equity, Quality Bond, and Colorado Tax-Exempt Funds, respectively, for the period October 1, 2002 to September 30, 2003. These waivers are voluntary and may be terminated at any time. Prior to October 1, 2002, ALPS was entitled to receive a fee from each Fund at the annual rate of 0.20% of the average net assets of each Fund, subject to a minimum monthly fee of $15,000 for the Equity Fund, $7,500 for the Quality Bond Fund, and $5,000 for the Colorado Quality Tax-Exempt Fund.

          As of April 30, 2003, no shareholders of the Aristata Equity, Quality Bond, and Colorado Quality Tax-Exempt Funds held more than 10% of the outstanding shares of each respective Fund.

5.  INVESTMENT TRANSACTIONS

          The cost of securities purchased and proceeds from the sale of securities, other than temporary cash investments, during the year ended April 30, 2003 were as follows:

                           U.S. GOVERNMENT
                              SECURITIES           ALL OTHER                  TOTAL
                           ---------------       ------------              -----------
     EQUITY FUND
     Purchases              $          -         $  6,039,114               $  6,039,114
     Sales                  $          -         $ 34,088,787               $ 34,088,787

     QUALITY BOND FUND
     Purchases              $  3,390,235         $  1,155,717               $  4,545,952
     Sales                  $ 15,735,036         $ 14,851,259               $ 30,586,295

     COLORADO QUALITY
     TAX-EXEMPT FUND
     Purchases              $          -         $  2,667,760               $  2,667,760
     Sales                  $          -         $  2,404,740               $  2,404,740

6.  TRUSTEES (UNAUDITED)

          As of April 30, 2003, the Funds are three of six separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

INTERESTED TRUSTEES

                                                        TERM OF OFFICE, LENGTH
                                                        OF TIME SERVED AND               PRINCIPAL OCCUPATION DURING THE PAST 5
                              POSITION(S) HELD          NUMBER OF PORTFOLIOS             YEARS** AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE           WITH FUNDS                OVERSEEN                         TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander* (75)     Trustee and               W. Robert Alexander was          Mr. Alexander is the Chief Executive
                              Chairman                  elected by the initial           Officer of ALPS Mutual Funds Services,
                                                        shareholder in December          Inc., and ALPS Distributors, Inc., which
1625 Broadway                                           1993 and oversees 6              provide administration and distribution
Suite 2200                                              portfolios in fund               services, respectively, for proprietary
Denver, CO 80202                                        complex.                         mutual fund complexes. Mr. Alexander was
                                                                                         Vice Chairman of First Interstate Bank of
                                                                                         Denver, responsible for Trust, Private
                                                                                         Banking, Retail Banking, Cash Management
                                                                                         Services and Marketing. Mr. Alexander is
                                                                                         currently a member of the Board of Trustees
                                                                                         of the Hunter and Hughes Trusts. Because of
                                                                                         his affiliation with ALPS Mutual Funds
                                                                                         Services and ALPS Distributors, Mr.
                                                                                         Alexander is considered an "interested"
                                                                                         Trustee of the Trust.

INDEPENDENT TRUSTEES

Mary K. Anstine (62)          Trustee                   Mary K. Anstine was              President/Chief Executive Officer,
                                                        elected at a special             HealthONE Alliance, Denver, Colorado;
1625 Broadway                                           meeting of shareholders          Former Executive Vice President, First
Suite 2200                                              held on March 21, 1997           Interstate Bank of Denver. Ms. Anstine is
Denver, CO 80202                                        and oversees 6                   currently a Director of the Trust of
                                                        portfolios in fund               Colorado, Trustee of the Denver Area
                                                        complex.                         Council of the Boy Scouts of America, a
                                                                                         Director of the Junior Achievement Board
                                                                                         and the Colorado Uplift Board, and a member
                                                                                         of the Advisory Boards for the Girl Scouts
                                                                                         Mile Hi Council and the Hospice of Metro
                                                                                         Denver. Formerly, Ms. Anstine served as a
                                                                                         Director of ALPS Distributors, Inc., from
                                                                                         October 1995 to December 1996; Director of
                                                                                         HealthONE; a member of the American Bankers
                                                                                         Association Trust Executive Committee; and
                                                                                         Director of the Center for Dispute
                                                                                         Resolution.

                                                        TERM OF OFFICE, LENGTH
                                                        OF TIME SERVED AND               PRINCIPAL OCCUPATION DURING THE PAST 5
                              POSITION(S) HELD          NUMBER OF PORTFOLIOS             YEARS** AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE           WITH FUNDS                OVERSEEN                         TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Edwin B. Crowder (71)         Trustee                   Edwin B. Crowder was             Mr. Crowder currently operates a marketing
                                                        elected at a special             concern with operations in the U.S. and
1625 Broadway                                           meeting of shareholders          Latin America. He has previously engaged in
Suite 2200                                              held on March 21, 1997           business pursuits in the restaurant, oil
Denver, CO 80202                                        and oversees 6 portfolios        and gas drilling, and real estate
                                                        in fund complex.                 development industries. Mr. Crowder is a
                                                                                         former Director of Athletics and Head
                                                                                         Football Coach at the University of
                                                                                         Colorado.

Robert E. Lee (67)            Trustee                   Robert E. Lee was                Mr. Lee has been a Director of Storage
                                                        appointed as a Trustee at        Technology Corporation since 1989 and of
1625 Broadway                                           the December 15, 1998,           Equitable of Iowa since 1981. Mr. Lee was
Suite 2200                                              meeting of the Board of          the Executive Director of The Denver
Denver, CO 80202                                        Trustees and oversees 6          Foundation from 1989 to 1996, and is
                                                        portfolios in fund               currently the Executive Director of
                                                        complex.                         Emeritus. Mr. Lee is also a Director of
                                                                                         Meredith Capital Corporation and Source
                                                                                         Capital Corporation.

John R. Moran, Jr. (72)       Trustee                   John R. Moran was elected        Mr. Moran is President of The Colorado
                                                        at a special meeting of          Trust, a private foundation serving the
1625 Broadway                                           shareholders held on             health and hospital community in the State
Suite 2200                                              March 21, 1997 and               of Colorado. An attorney, Mr. Moran was
Denver, CO 80202                                        oversees 6 portfolios in         formerly a partner with the firm of Kutak
                                                        fund complex.                    Rock & Campbell in Denver, Colorado and a
                                                                                         member of the Colorado House of
                                                                                         Representatives. Currently, Mr. Moran is a
                                                                                         member of the Board of Directors and
                                                                                         Treasurer of Grantmakers in Health; a
                                                                                         Director of the Conference of Southwest
                                                                                         Foundations; a member of the Treasurer's
                                                                                         Office Investment Advisory Committee for
                                                                                         the University of Colorado; a Trustee of
                                                                                         the Robert J. Kutak Foundation; Director of
                                                                                         the Colorado Wildlife Heritage Foundation;
                                                                                         and a member of the Alumni Council of the
                                                                                         University of Denver College of Law.

*  Trustees deemed "interested persons" of the Trust for purposes of the 1940
   Act.
** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

7.  SHAREHOLDER TAX INFORMATION (UNAUDITED)

          During the year ended April 30, 2003, 100% of the dividends paid by the Aristata Colorado Quality Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends and 91% of the dividends paid by the Aristata Equity Fund from net investment income qualify for the corporate dividends received deduction. For the calendar year ending December 31, 2003, it is estimated that 100% of the dividends paid by the Aristata Equity Fund will be Qualifying Dividend Income.

                       THIS PAGE INTENTIONALLY LEFT BLANK

Item 2.   CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE

Item 6.   [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

N/A

Item 8.   [RESERVED]

Item 9.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:    /s/ Edmund Burke
       ----------------
       Edmund Burke
       President

Date:  June 27, 2003

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Edmund Burke
       ----------------
       Edmund Burke
       President

Date:  June 27, 2003

By:    /s/ Jeremy O. May
       -----------------
       Jeremy O. May
       Treasurer

Date:  June 27, 2003